As filed with the Securities and Exchange Commission on January 25, 2010
1933 Act Registration No. 333-63505
1940 Act Registration No. 811-05721

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 33 /X/

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 224  /X/

Lincoln National Variable Annuity Account H
(Exact Name of Registrant)

American Legacy Shareholder's Advantage
American Legacy Shareholder's Advantage A Class

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Dennis L. Schoff, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:
Ronald R. Bessette, Esquire
The Lincoln National Life Insurance Company
One Granite Place
Concord, NH 03301

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on _______________, pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/x/ on April 15, 2010, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

Prospectus 1

American Legacy® Shareholder's Advantage

Lincoln National Variable Annuity Account H

Individual Variable Annuity Contracts

Home Office:

The Lincoln National Life Insurance Company

1300 South Clinton Street

Fort Wayne, IN 46801-7866

1-800-942-5500

www.LincolnFinancial.com

This prospectus describes an individual flexible premium deferred variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life). This prospectus is primarily for use with nonqualified plans and qualified retirement plans under Section 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time.

These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial gross purchase payment for the contract is $1,500 ($10,000 if sold as part of a fee-based financial plan). Additional gross purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically) and at least $300 annually.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting net purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.

All net purchase payments for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account H (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds, listed below are each part of American Funds Insurance Series (Series) Class 2 shares:

Asset Allocation	Global Small Capitalization
Blue Chip Income and Growth	Growth
Bond	Growth-Income
Cash Management	High-Income Bond
Global Bond	International
Global Discovery	International Growth and Income
Global Growth	New World
Global Growth and Income	U.S. Government/AAA-Rated Securities

This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make gross purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46801-7866, or call 1-800-942-5500. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

June 1, 2009

Special Terms

In this prospectus, the following terms have the indicated meanings:

4LATER® Advantage or 4LATER® - An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE® Advantage in the future.

Account or variable annuity account (VAA) - The segregated investment account, Lincoln National Variable Annuity Account H, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value - Under i4LIFE® Advantage, the initial Account Value is the contract value on the valuation date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value equals the initial Account Value plus investment gains minus losses, regular income payments, Guaranteed Income Benefit payments, and withdrawals.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date and to calculate the i4LIFE® Advantage Account Value during the Access Period.

Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity Payouts.

Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.

Contract value (may be referenced to as account value in marketing materials) - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The Contracts - Death Benefit for a description of the various death benefit options.

Good Order - The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Fee-based financial plan - A wrap account, managed account or other investment program whereby the contractowner pays the investment firm/professional directly for services. Different charges and expenses apply to contracts purchased as part of a fee-based financial plan.

Guaranteed Income Benefit - An option that provides a guaranteed minimum payout floor for the i4LIFE® Advantage regular income payments. The calculation of the Guaranteed Income Benefit or the features applicable to the Guaranteed Income Benefit may vary based on the rider provisions applicable to certain contractowners.

Gross purchase payments - Amounts paid into the contract before deduction of the sales charge.

i4LIFE ® Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.

Lincoln Lifetime IncomeSM Advantage – Provides minimum guaranteed lifetime periodic withdrawals that may increase. The Lincoln Lifetime IncomeSM Advantage Plus may provide an amount equal to the excess of the initial Guaranteed Amount over the current contract value.

Lincoln SmartSecurity ® Advantage – Provides minimum guaranteed periodic withdrawals (for life, if the 1 Year Automatic Step-Up option is chosen), regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent purchase payments and step-ups.

Living Benefit – A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive. If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements. These riders are the Lincoln Smart Security ® Advantage, Lincoln Lifetime IncomeSM Advantage, 4LATER ® Advantage and i4LIFE ® Advantage (with or without the Guaranteed Income Benefit).

Net purchase payments - The gross purchase payment amount less the sales charge. The net purchase payment is the amount placed in the fixed account and/or the variable account.

Selling group individuals - A contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:

•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children.
•
Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted.

Contractowner Transaction Expenses:

• Sales charge (as a percentage of gross purchase payments):	5.75%*

*The sales charge percentage decreases as the value accumulated under certain of the owner's investment increases. See Charges and other deductions.

We may apply an interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal limit under the Lincoln SmartSecurity® Advantage and regular income payments under i4LIFE® Advantage). See Fixed Side of the Contract.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Account Fee: $20*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased on or after July 1, 2010:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.15%	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.25%	1.05%	0.80%	0.75%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased as part of a fee-based financial plan on or after July 1, 2010:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.55%	0.50%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.10%	0.90%	0.65%	0.60%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased prior to July 1, 2010:
	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount**	1.10%	0.90%	0.75%	0.65%
*The account fee will be waived if your contract value is $50,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year. We do not assess the account fee on contracts issued before August 15, 2003.
**For contracts purchased before June 6, 2005, (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 0.92%; EGMDB 0.72%; Guarantee of Principal 0.60%; Account Value N/A.

In the event of a subsequent death benefit change, the charge will be based on the charges in effect at the time the contract was purchased.

Optional Rider Charges:
Lincoln Lifetime IncomeSM Advantage:
Lincoln Lifetime IncomeSM Advantage
Single or Joint Life Option
• Guaranteed maximum annual percentage charge*	1.50%
• Current annual percentage charge* **	0.90%
• Additional charge for LincolnLifetime IncomeSM
Advantage Plus*	0.15%
*The annual percentage charge is assessed against the Guaranteed Amount (initial gross purchase payment or contract value at the time of election) as increased for subsequent gross purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. These changes to the Guaranteed Amount are discussed below. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.
**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000.

Lincoln SmartSecurity® Advantage:

	Lincoln SmartSecurity® Advantage – 5 Year Elective Step-Up option† **	Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-Up option – Single Life (and prior version)	Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-Up option – Joint Life
• Guaranteed maximum annual
percentage charge*	0.95%	1.50%	1.50%
• Current annual percentage
charge*	0.65%	0.65%	0.80%

*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, and step-ups and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.
**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount.
†As of January 16, 2009, the Lincoln SmartSecurity®Advantage - 5 Year Elective Step-up option is no longer available for purchase.

4LATER® Advantage:
• Guaranteed maximum annual percentage charge*	1.50%
• Current annual percentage charge* **	0.65%
*The annual percentage charge for the 4LATER® Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER® Advantage charge is deducted from the subaccounts on a quarterly basis.
**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily account value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased on or after July 1, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge*	1.45%	1.20%	1.15%
*During the Lifetime Income Period, the charge will be the same rate as the i4LIFE® Advantage Account Value Death Benefit.

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased as part of a fee-based financial plan on or after July 1, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge*	1.30%	1.05%	1.00%
*During the Lifetime Income Period, the charge will be the same rate as the i4LIFE® Advantage Account Value Death Benefit.

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased prior to July 1, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge*	1.30%	1.15%	1.05%
*During the Lifetime Income Period, the charge will be the same rate as the i4LIFE® Advantage Account Value Death Benefit.

Optional Rider Charges:

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value):

• Guaranteed maximum annual percentage charge	1.50%	**
• Current annual percentage charge	0.50%	*

4LATER® Advantage Guaranteed Income Benefit (as a daily percentage of average account value):

• Guaranteed maximum annual percentage charge	1.50%
• Current annual percentage charge	0.65%	* ***

For example, if you purchase the i4LIFE® Advantage EGMDB for 1.45%with the 4LATER® Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 2.95% (as a daily percentage of average account value).

*The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.

**Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.

***For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased on or after July 1, 2010:

•Mortality and expense risk charge and Administrative charge	0.75%

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date if your contract was purchased as part of a fee-based financial plan on or after July 1, 2010:

•Mortality and expense risk charge and Administrative charge	0.60%

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased prior to July 1, 2010:

•Mortality and expense risk charge and Administrative charge	0.60%

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2008. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

	Maximum	Minimum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses:	1.06%	0.53%

The following table shows the expenses charged by each fund for the year ended December 31, 2008:
(as a percentage of each fund's average net assets):
	Management		12b-1		Other		Total
	Fees*	+	Fees	+	Expenses	=	Expenses*
Asset Allocation	.31%		.25%		.01%		.57%
Blue Chip Income and Growth	.42		.25		.01		.68
Bond	.39		.25		.01		.65
Cash Management	.32		.25		.00		.57
Global Bond	.57		.25		.02		.84
Global Discovery	.58		.25		.02		.85
Global Growth	.53		.25		.02		.80
Global Growth and Income	.59		.25		.02		.86
Global Small Capitalization	.71		.25		.03		.99
Growth	.32		.25		.01		.58
Growth-Income	.27		.25		.01		.53
High-Income Bond	.47		.25		.01		.73
International	.49		.25		.03		.77
International Growth and Income	.69		.25		.03		.97
New World	.76		.25		.05		1.06
U.S. Government/AAA-Rated Securities	.42		.25		.01		.68
* The Series' investment adviser waived a portion of its management fee from September 1, 2004 (May 1, 2006 in the case of Global Growth and Income Fund and October 4, 2006 in the case of Global Bond Fund) through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the prospectus and annual report.

Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees") not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB and the Lincoln Lifetime IncomeSM Advantage Plus at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$949	$1,739	$2,587	$4,993
 2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$949	$1,739	$2,587	$4,993

For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts - i4LIFE® Advantage Guaranteed Income Benefit Rider, 4LATER® Guaranteed Income Benefit and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary of Common Questions

What kind of contract am I buying? It is an individual variable and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The Contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your purchase payments among the various subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts - Asset Allocation Models.

What are Investment Requirements? If you elect one of the following riders: Lincoln Lifetime IncomeSM Advantage, 4LATER® Advantage, the Lincoln SmartSecurity® Advantage, or i4LIFE® Advantage with the Guaranteed Income Benefit, you will be subject to certain requirements for your subaccount investments. You will be limited in how much you can invest in certain subaccounts. Different Investment Requirements apply to different riders. See The Contracts - Investment Requirements.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your net purchase payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? The investment adviser for the funds is Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is registered as an investment adviser with the SEC. See Investments of the Variable Annuity Account--Investment Adviser.

How does the contract work? If we approve your application, we will send you a contract. When you make net purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? A front-end load is determined based on the gross purchase as it is received. The amount of the sales charge on any current gross purchase payment may be reduced based on the assets accumulated under the terms of the contract. The maximum front-end load is 5.75% of the gross purchase payment.

Currently there is no charge for a transfer. However, we reserve the right to impose a charge in the future of up to $25 per transfer, for transfers after the first 12 within a contract year.

We will deduct any applicable premium tax from gross purchase payments or contract value at the time the tax is incurred or at another time we choose.

See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds pay a management fee to CRMC based on average daily net asset value of each fund. See Investments of the Variable Annuity Account-- Investment Adviser. Each fund also has a 12b-1 fee and additional operating expenses. These are described in the prospectus for the series.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE® Advantage if elected. See The Contracts and Annuity Payouts.

For more information about the compensation we pay for sales of the contracts, see The Contracts - Distribution of the Contracts.

What gross purchase payments do I make, and how often? Subject to the minimum and maximum gross payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The Contracts - Death Benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date.

What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that you may purchase for an additional charge and which provides minimum guaranteed, periodic withdrawals for your life (Single Life Option) or for the lives of you and your spouse (Joint Life Option) regardless of the investment performance of the contract provided certain conditions are met.

Withdrawals are based on the Guaranteed Amount which is equal to the initial gross purchase payment (or contract value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent gross purchase payments, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts-Lincoln Lifetime IncomeSM Advantage. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

What is Lincoln Lifetime IncomeSM Advantage Plus? Lincoln Lifetime IncomeSM Advantage Plus is available for an additional fee and provides an increase in your contract value of an amount equal to the excess of the initial Guaranteed Amount over the current contract value on the seventh benefit year anniversary so long as no withdrawals have been taken and you adhere to certain Investment Requirements. Lincoln Lifetime IncomeSM Advantage Plus may only be purchased in addition to Lincoln Lifetime IncomeSM Advantage.

What are Living Benefit Riders? Living Benefit riders are optional riders available to purchase for an additional fee. These riders pro- vide different types of minimum guarantees if you meet certain conditions. If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit, and you will be subject to Investment Requirements. These riders are the Lincoln Smart Security ® Advantage and Lincoln Lifetime IncomeSM Advantage (both of which are withdrawal benefit riders) and 4LATER® Advantage and i4LIFE® Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). These riders are discussed in detail in this prospectus. In addition, there is an overview of these riders that is provided with this prospectus.

What is the Lincoln SmartSecurity® Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial gross purchase payment (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess withdrawals will adversely affect the Guaranteed Amount. You cannot simultaneously elect Lincoln SmartSecurity® Advantage with any other Living Benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Lincoln SmartSecurity® Advantage.

What is i4LIFE® Advantage? i4LIFE® Advantage is an income program, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a death benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE® Advantage payout phase, based on the i4LIFE® Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.

What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE® regular income payments. The i4LIFE® Guaranteed Income Benefit is purchased at the time you elect i4LIFE® Advantage or any time during the Access Period subject to terms and conditions at that time. 4LATER® Advantage, Lincoln Smart Security® Advantage and Lincoln Lifetime IncomeSM Advantage have features that may be used to establish the amount of the Guaranteed Income Benefit. 4LATER® Advantage is purchased prior to the time you elect i4LIFE® Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE ® Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the contract value at the time you elect i4LIFE® with the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln Smart Security® Advantage or Lincoln Lifetime IncomeSM Advantage to establish the Guaranteed Income Benefit at the time you terminate Lincoln Smart Security® Advantage or Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE® Advantage. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - i4LIFE® Advantage Guaranteed Income Benefit, 4LATER® Advantage Guaranteed Income Benefit, and Lincoln Lifetime IncomeSM Advantage - i4LIFE® Advantage option.

What is 4LATER® Advantage? 4LATER® Advantage, which may be available for purchase at an additional charge, is a way to guarantee- tee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE® Advantage regular income payments. 4LATER® Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - 4LATER® Advantage.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about accumulation unit values? Appendix A and B to this prospectus provide more information about accumulation unit values.

Investment Results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. Non-standard results will be calculated without sales charges. These results may be higher.

There can be no assurance that any money market fund will be able to maintain a net asset value per share. During extended periods of low interest rates and due to the contract fees and expenses, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The annual performance of the subaccounts is based on past performance and does not indicate or represent future performance.

The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your contract value, such as those associated with death benefit options and Living Benefit riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of contract value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other contractowner obligations.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 7866, Fort Wayne, IN 46801-7866 , or call 1-800-942-5500. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Lincoln Financial Group sells a wide variety of financial products and solutions through financial advisors: mutual funds, managed accounts, retirement solutions, life insurance, 401(k) and 403(b) plans, savings plans, institutional investments and comprehensive financial planning and advisory services.

Variable Annuity Account (VAA)

On February 7, 1989, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.

Financial Statements

The December 31, 2008 financial statements of the VAA and the December 31, 2008 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-800-942-5500.

Investments of the Variable Annuity Account

You decide the subaccount(s) to which you allocate net purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.

Investment Adviser

The investment adviser for the funds is Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is one of the nation's largest and oldest investment management organizations. As compensation for its services to the funds, the investment adviser receives a fee from the funds which are accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined, in the prospectus for the funds.

Certain Payments We Receive with Regard to the Funds

The American Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rate is 0.25% based on the amount of assets invested in the Funds attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the funds goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts and, in our role as intermediary, the funds. The amount we receive from these payments may be substantial.

Description of the Funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for the fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

American Funds Insurance SeriesSM, advised by Capital Research and Management Company

•	Asset Allocation Fund (Class 2): Current income.
•	Blue Chip Income and Growth Fund (Class 2): Income and growth.
•	Bond Fund (Class 2): Current income.
•	Cash Management Fund (Class 2): Preservation of capital.
•	Global Bond Fund (Class 2): Total return.
•	Global Discovery Fund (Class 2): Long-term growth.
•	Global Growth Fund (Class 2): Long-term growth.
•	Global Growth and Income Fund (Class 2): Growth and income.
•	Global Small Capitalization Fund (Class 2): Long-term growth.
•	Growth Fund (Class 2): Long-term growth.
•	Growth-Income Fund (Class 2): Growth and income.
•	High-Income Bond Fund (Class 2): High current income.
•	International Fund (Class 2): Long-term growth.
•	International Growth and Income Fund (Class 2): Long-term growth
•	New World Fund (Class 2): Long-term growth.
•	U.S. Government/AAA Rated Securities Fund (Class 2): High current income.

Fund Shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.

Reinvestment of Dividends and Capital Gain Distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, Deletion or Substitution of Investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.

We also may:

•	remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.

Charges and Other Deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:

•	processing applications for and issuing the contracts;
•
processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);

•	maintaining records;
•	administering annuity payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);

•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and electronic fund transfer services.

The risks we assume include:

•
the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

•	the risk that death benefits paid will exceed the actual contract value;
•	the risk that lifetime payments to individuals from Lincoln Smart Security ® Advantage or Lincoln Lifetime IncomeSM Advantage will exceed the contract value;
•	the risk that, if the i4LIFE ® Advantage with the Guaranteed Income Benefit or 4LATER ® Guaranteed Income Benefit is in effect, the required regular income payments will exceed the account value; and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.

Due to the different cost structure of contracts purchased as part of a fee-based financial plan, such contracts will have different mortality & expense fees and a waiver of the sales charge.

Deductions from the VAA

For contracts purchased on or after July 1, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.15%	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.25%	1.05%	0.80%	0.75%

For contracts purchased as part of a fee-based financial plan on or after July 1, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.55%	0.50%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.10%	0.90%	0.65%	0.60%

For contracts purchased prior to July 1, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount**	1.10%	0.90%	0.75%	0.65%
**For contracts purchased before June 6, 2005, (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 0.92%; EGMDB 0.72%; Guarantee of Principal 0.60%; Account Value N/A.

Sales Charge

A front-end load, or sales charge, will be applied to all initial and subsequent gross purchase payments that you may make. The charge is a percentage of each gross purchase payment and is based on the owner's investment at the time each gross purchase is made according to the following scale:

Owner's Investment	Sales Charge
Under $25,000	5.75%
$25,000-$49,999	5.00%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$749,999	2.00%
$750,000-$999,999	1.50%
$1,000,000 or greater	1.00%

The owner's investment is defined, in accordance with our procedures, as the sum of:

a.	The account values for any individual Lincoln variable annuity contracts owned by an eligible owner (defined below)
b.	the amount (in dollars) of an eligible owner's investment in existing retail mutual funds (excluding those assets in fee based or advisory accounts) in The American Funds Group
c.	the amount of the current gross purchase payment you are making into this contract.

These calculations may vary based upon the requirements of your state. Please check with your investment representative. Currently, direct purchases of money market funds are excluded from this program. No sales charges will be applied on contracts issued to selling group individuals, if applicable, in your state. An eligible owner includes you as the contractowner of your American Legacy Shareholder's Advantage contract, any joint owner you have named and any non-natural owner if the contractowner's or joint owner's social security number is listed on the contract or account.

For contracts issued prior to November 1, 2005, an eligible owner includes you as the owner of your American Legacy Shareholder's Advantage contract, and if you provide us with sufficient identifying information (name and Social Security Number), eligible owner will also include your spouse, and any of your children under the age of 21. If the owner of any contract under (a) above is a non-natural owner and if you, your spouse, or any children of yours under the age of 21 are the named annuitant, then you may include these account values in the calculation of the owner's investment for the contracts issued in one of the following IRS defined markets: Roth IRA, traditional IRA, non-qualified, SEP and 403(b) transfers. The nonnatural owner will include the account values from contracts in all other markets in its calculation of owner's investment.

In addition, for contracts issued on or after November 1, 2005:

•	Your broker's firm must be the broker of record for owner's investments and will provide Lincoln Life with the asset values in order for them to be included in the sales charge calculation;
•
This program is only available if your broker's firm has an agreement with Lincoln Life in which the broker-dealer firm agrees to provide Lincoln Life with your eligible asset values to determine the owner's investment. Assets held outside your broker's firm will not be included in the owner's investment calculation;

•
If your broker's firm does not have this agreement in place or does not provide Lincoln Life with asset values, only the assets in this particular American Legacy Shareholder's Advantage contract will be considered in the sales charge calculation; and

•	Check with your broker if you have questions regarding your owner's investment calculation.

You might be able to lower the sales charge you pay by indicating in a Letter of Intent, the total amount of purchase payments you intend to make in the thirteen months from the date you purchase your contract. On the date you purchase your contract, we will deduct a sales charge based on the total amount you plan to invest over the following thirteen months, if it is less than the sales charge based on your initial purchase payment. If you do not make the amount of purchase payments stated in the Letter of Intent during the thirteen month period, we will recalculate the sales charge based on the actual amount of purchase payments we received in the thirteen month period. If you owe us additional money, we will deduct this amount proportionately from your contract value during the fourteenth month. If you make a subsequent purchase into this contract, we may also accept a Letter of Intent for another thirteen month period. We reserve the right to discontinue this option at any time.

The sales charge will be waived for contracts purchased as part of a fee-based financial plan.

Account Fee

During the accumulation period, we will deduct $20 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $20 account fee will also be deducted from the contract value upon surrender. The account fee will be waived for any contract with a contract value that is equal to or greater than $50,000 on the contract anniversary, and will be waived after the fifteenth contract year. There is no account fee on contracts issued to selling group individuals.

Rider Charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.

Lincoln Lifetime IncomeSM Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage Single Life or Joint Life option. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is applied to the Guaranteed Amount as increased for subsequent gross purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. For riders purchased on or after March 2, 2009, the charge will also be deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.

The annual Rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional gross purchase payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual Rider percentage charge but will increase the dollar amount of charge.

Once cumulative additional purchase payments into your annuity contract after the first Benefit Year exceed $100,000, any additional gross purchase payment will potentially cause the charge for your Rider to change to the current charge for new purchases in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.

The Rider charge will be discontinued upon termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the Guaranteed Amount is reduced to zero while the contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

If you purchase Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 1.05% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.

Lincoln SmartSecurity® Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln SmartSecurity® Advantage, if elected. The Rider charge is currently equal to an annual rate of:

1)
0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option (for riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount); or

2)
0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up, Single Life option (and also the prior version of Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up); or

3)
0.80% of the Guaranteed Amount (0.2000% quarterly) for the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up, Joint Life option. See The Contracts - Lincoln SmartSecurity® Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

If you purchase this Rider in the future, the percentage charge will be the current charge in effect at the time of purchase. As of January 16, 2009, the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up Option is no longer available for purchase.

The charge is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. In Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option and the prior version of the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up (without the Single or Joint Life option), the charge may be deducted in pro- portion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln SmartSecurity® Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a Joint Life to a Single Life option after a death or divorce), a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE® Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, no Rider charge waiver is available with the Single Life and Joint Life options. The earlier version of the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) gross purchase payments made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.

4LATER® Advantage Charge. Prior to the periodic income commencement date (which is defined as the valuation date the initial regular income payment under i4LIFE® Advantage is determined), the annual 4LATER® charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial gross purchase payment or contract value at the time of election), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. An amount equal to the quarterly 4LATER® Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER® Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER® Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER® in the future, the percentage charge will be the charge in effect at the time you elect 4LATER®.

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER® Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER® Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER® at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER® Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER® Rider charge will be deducted upon termination of the 4LATER® Rider for any reason other than death. On the periodic income commencement date, a pro-rata deduction of the 4LATER® Rider charge will be made to cover the cost of 4LATER® since the previous deduction.

i4LIFE® Advantage Charge. i4LIFE® Advantage is subject to a charge (imposed during the i4LIFE® Advantage payout phase), computed daily of the Account Value. The annual rate of the i4LIFE® Advantage charge is: 1.15% for the i4LIFE® Advantage Account Value death benefit; 1.20% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.45% for the i4LIFE® Advantage EGMDB. For contracts purchased as part of a fee-based financial plan, the annual rate of the the i4LIFE® Advantage charge is: 1.00% for the i4LIFE® Advantage Account Value death benefit; 1.05% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB.  (For contracts purchased prior to July 1, 2010, the annual rate of the i4LIFE® Advantage charge is: 1.05% for the i4LIFE® Advantage Account Value death benefit; 1.15% for the i4LIFE ® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB.) This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). If i4LIFE® Advantage is elected at issue of the contract, i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. After the Access Period ends, the charge will be the same rate as the cost of the i4LIFE® Advantage Account Value death benefit.

i4LIFE® Advantage Guaranteed Income Benefit Charge. The Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB. For contracts purchased as part of a fee-based financial plan, the total percentage charge is computed daily as follows: 1.50% for the i4LIFE® Advantage Account Value death benefit; 1.55% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.   (For contracts purchased prior to July 1, 2010, the total current percentage charge is computed daily as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.)

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of this prospectus).  At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge to the amounts they were before the step-up period election occurred. Increased fees collected during the 30 day period will be refunded into your contract. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE ® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

4LATER® Guaranteed Income Benefit Charge. The 4LATER® Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the EGMDB.  For contracts purchased as part of a fee-based financial plan, the total percentage charge is computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB. (For contracts purchased prior to July 1, 2010, the total current percentage charge is : 1.70% for the i4LIFE® Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the EGMDB.) (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.

On and after the periodic income commencement date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® charge as a daily percentage of average account value. This is a change to the calculation of the 4LATER® charge because after the periodic income commencement date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB. For contracts purchased as part of a fee-based financial plan, the total percentage charge is computed daily as follows: 1.50% for the i4LIFE® Advantage Account Value death benefit; 1.55% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.  (For contracts purchased prior to July 1, 2010, the total current percentage charge is as follows:  1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.) Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge to the amounts they were before the step-up period election occurred. Increased fees collected during the 30-day period will be refunded into your contract. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%.

Other Charges and Deductions

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment. See Fixed Side of the Contract. Charges may also be imposed during the regular income and annuity payout period. See i4LIFE® Advantage (including the i4LIFE® Advantage and 4LATER® Guaranteed Income Benefits) and Annuity Payouts.

The mortality and expense risk and administrative charge of 0.75% of the contract value will be assessed on all variable annuity payouts (except for the i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.

There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectus for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:

•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	a fee-based financial plan,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.

The Contracts

Purchase of Contracts

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts.

When a completed application and all other information necessary for processing a purchase order is received at our Home office, an initial gross purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial gross purchase payment to your agent, we will not begin processing your purchase order until we receive the application and initial gross purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial gross purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the gross purchase payment will be returned immediately. Once the application is complete, we will allocate your initial gross purchase payment within two business days.

Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. Certain death benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax- favored arrangement itself provides tax-deferred growth.

Qualified, non-ERISA 403(b) contracts will only be issued for purchase payments that are either lump sum transfers or rollovers. The EGMDB and EEB death benefits and the Lincoln SmartSecurity® Advantage are not available on contracts used for qualified plans other than IRAs and Roth IRAs.

Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or new sales charges may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.

Purchase Payments

Gross purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial gross purchase payment is $1,500 ($10,000 if sold as part of a fee-based financial plan). The minimum annual amount for additional gross purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a minimum gross purchase payment is not submitted, we will contact you to see if additional money will be sent, or if we should return the gross purchase payment to you. Gross purchase payments in total may not exceed $2 million without our approval. If you stop making gross purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Upon advance written notice, we reserve the right to limit gross purchase payments made to the contract.

Valuation Date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of Purchase Payments

Net purchase payments allocated to the variable account are placed into the VAA's subaccounts, according to your instructions. You may also allocate net purchase payments in the fixed account, if available.

The minimum amount of any net purchase payment which can be put into any one subaccount is $20. The minimum amount of any net purchase payment which can be put into a fixed account is $2,000, ($300 for contracts issued prior to August 15, 2003 (or later depending on your state), subject to state approval).

If we receive your gross purchase payment from you or your broker-dealer in good order at our Home office prior to 4:00 p.m., New York time, we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If we receive your gross purchase payment at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your gross purchase payment to your representative, we generally will not begin processing the gross purchase payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your gross purchase payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your gross purchase payment to us, and your gross purchase payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the accumulation unit value computed on that valuation date when processing your gross purchase payment. If your gross purchase payment was placed with your broker-dealer at or after 4:00 p.m. New York time, then we will use the accumulation unit value computed on the next valuation date.

The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of Accumulation Units

Net purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the net purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1.
The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the sub- account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2.
The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.	The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day.

In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

Transfers On or Before the Annuity Commencement Date

After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one sub account to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received.

Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. Currently, there is no charge for a transfer. However, we reserve the right to impose a charge in the future for transfers This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing programs elected on forms available from us. (See Additional Services and the SAI for more information on these programs.)

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.

Requests for transfers will be processed on the valuation date that they are received when they are received at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

After the first thirty days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:

•	the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
•	the minimum amount which can be transferred is $300 or the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to interest adjustments, if applicable.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.

Market Timing

Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. While we reserve the right to enforce these policies and procedures, contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts.

The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.

Transfers After the Annuity Commencement Date

You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.

If you select i4LIFE® Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account during the Access Period are the same as stated in the section of this prospectus called Transfers On or Before the Annuity Commencement Date. During the i4LIFE® Advantage Lifetime Income Period, you are subject to the rights set forth in the prior paragraph.

Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. An assignment affects the death benefit and living benefits calculated under the contract. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.

Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The Contracts - Death Benefit. A contingent annuitant may be named or changed by notifying us in writing. Contingent annuitants are not allowed on contracts owned by non-natural owners. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.

Surrenders and Withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home office), subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Home office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.

If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into a SecureLine® account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.

The SecureLine® account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account. You may request that surrender proceeds be paid directly to you instead of deposited in a SecureLine® account.

Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post 1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant (a) attains age 59½, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to restrictions. Participants in the Texas Optional Retirement Program should refer to the Restrictions under the Texas Optional Retirement Program, later in this prospectus.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.

Additional Services

There are four additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing.

Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from our Home office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis or in accordance with other terms we make available. We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value. Withdrawals under AWS are subject to applicable interest adjustments. See Fixed Side of the Contract - Interest Adjustment.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.

Asset Allocation Models

Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your purchase payments among the various subaccounts and/or the fixed account. The models listed below were designed and prepared by Wilshire Associates, a registered investment advisory firm for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of contract value in some or all of the American Legacy subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your contract value (and any additional purchase payments you make) will be allocated among certain subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the subaccounts. We will deduct any withdrawals you make from the subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

In order to maintain the model's specified subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your contract value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

The models are static asset allocation models. This means that that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your contract value or purchase payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.

The election of certain Living Benefit riders may require that you allocate purchase payments in accordance with Investment Requirements that may be satisfied by choosing one of the asset allocation models. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements.

The following asset allocation models have been prepared by Wilshire Associates. The models are comprised of funds from the American Funds Insurance Series that are offered within your contract.

At this time, the available models are as follows:

•
American Legacy Fundamental Growth Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in eight equity subaccounts and 10% in two fixed income subaccounts. This model seeks long-term growth of capital.

•
American Legacy Fundamental Growth and Income Model is composed of specified underlying subaccounts representing a target allocation of approximately 80% in eight equity subaccounts and 20% in four fixed income subaccounts. This model seeks a balance between a high level of current income and growth of capital, with greater emphasis on growth of capital. This model will not be available for contracts purchased on or after June 30, 2009.

•
American Legacy Fundamental Balanced Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in seven equity subaccounts and 40% in four fixed income subaccounts. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

•
American Legacy Fundamental Equity Growth Model is composed of specified underlying subaccounts representing a target allocation of approximately 70% in eight equity subaccounts and 30% in four fixed income subaccounts. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

•
American Legacy Fundamental Income Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in six equity subaccounts and 60% in three fixed income subaccounts. This model seeks a high level of current income with some consideration given to growth of capital.

Your registered representative will have more information on the specific investments of each model.

Allocation Investment Strategy. This strategy is not available to contracts issued on or after June 30, 2009. Through the Allocation Investment Strategy you may allocate purchase payments and/or contract values to eight underlying funds in the percentages as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your contract value according to the strategy. The funds chosen individually in the same allocation do not meet this requirement. You may invest in any of these funds without adopting the strategy. Upon selection of this strategy, you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your contract value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. You may terminate the strategy at any time and reallocate your contract value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

• Global Small Capitalization Fund	10% of contract value
• Growth Fund	15% of contract value
• International Fund	10% of contract value
• Asset Allocation Fund	20% of contract value
• Blue Chip Income and Growth Fund	15% of contract value
• Growth-Income Fund	10% of contract value
• Bond Fund	15% of contract value
• High-Income Bond Fund	5% of contract value

Death Benefit

The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to i4LIFE® Advantage elections or to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.

UPON DEATH OF:	AND	AND	DEATH BENEFIT PROCEEDS PASS TO:
contractowner	There is a surviving joint owner	The annuitant is living or deceased	joint owner
contractowner	There is no surviving joint owner	The annuitant is living or deceased	designated beneficiary
contractowner	There is no surviving joint owner	The annuitant is living or deceased	contractowner's estate
and the beneficiary predeceases the
contractowner
annuitant	The contractowner is living	There is no contingent annuitant	The youngest contractowner
becomes the contingent annuitant
and the contract continues. The
contractowner may waive* this
continuation and receive the death
benefit proceeds.
annuitant	The contractowner is living	The contingent annuitant is living	contingent annuitant becomes the
annuitant and the contract continues
annuitant**	The contractowner is a trust or other	No contingent annuitant allowed	designated beneficiary
	non-natural person	with non-natural contractowner
*Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.
**Death of annuitant is treated like death of the contractowner.

If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE® Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.

You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.

Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant. If your contract value equals zero, no death benefit will be paid.

Account Value Death Benefit. Contractowners who purchase their contracts on or after June 6, 2005 , (or later in those states that have not approved the contract changes) may select the Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a death benefit equal to the contract value on the valuation date the death benefit is approved by us for payment. No additional death benefit is provided. Once you have selected this death benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)

Guarantee of Principal Death Benefit. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:
•	The current contract value as of the valuation date we approve the payment of the claim; or
•
The sum of all gross purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage).

For contracts purchased prior to the time a state approves the above Guarantee of Principal Death Benefit calculation, the sum of all gross purchase payments will be reduced by the sum of all withdrawals.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.

For contracts issued on or after June 6, 2005 , (or later in those states that have not approved the contract changes), you may discontinue the Guarantee of Principal Death Benefit by completing the Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the valuation date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.

Enhanced Guaranteed Minimum Death Benefit (EGMDB)

If the EGMDB is in effect, the death benefit paid will be the greatest of:
•	the current contract value as of the valuation date we approve the payment of the claim; or
•
the sum of all gross purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage); or

•
the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any gross purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by gross purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.

For contracts purchased prior to August 15, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal and premium taxes, if any.

You may discontinue the EGMDB at any time by completing the Death Benefit Discontinuance form and sending it to our Home office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after June 6, 2005 , (or later in those states that have not approved the contract changes), you may also choose the Account Value Death Benefit. We will deduct the applicable charge for the new death benefit as of that date. See Charges and Other Deductions.

The EGMDB is only available under nonqualified, IRA or Roth IRA contracts if the contractowner, joint owner and annuitant are under age 80 at the time of issuance.

Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:

• The current contract value as of the valuation date we approve the payment of the claim; or
• The sum of all gross purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage); or

• The highest contract value on any contract anniversary (including the inception date) (determined before the allocation of any gross purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is increased by gross purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value; or

• The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
o the contract earnings; or
o the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.

For contracts purchased prior to August 15, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equal:

•	the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the contract value as of the effective date of this Rider (determined before the allocation of any gross purchase payments on that date); minus
•
each gross purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

•
any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis is an amount equal to the greater of $0 and (A), where

(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the contract value immediately prior to the withdrawal; and
(ii)	is the amount of purchase payments made into the contract prior to the withdrawal.

The covered earnings limit equals 200% of:
•	the contract value as of the effective date of this Rider (determined before the allocation of any gross purchase payments on that date); plus
•
each gross purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus

•
any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis is an amount equal to the greater of $0 and (A), where

(A) is the amount of the withdrawal minus the greater of $0 and (B); where
(B) is the result of [(i) – (ii)]; where
(i) is the contract value immediately prior to the withdrawal; and
(ii) is the amount of purchase payments made into the contract prior to the withdrawal.

The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.

General Death Benefit Information

Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE® Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, and the EEB Rider death benefit will be reduced to the EGMDB death benefit for a total annual charge of 1.05% or 0.90% if it’s a fee based financial plan (0.90% if your contract was purchased before July 1, 2010 or 0.72% if your contract was purchased before June 6, 2005), (or later in those states that have not approved the contract changes).

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us: and
2.	written authorization for payment; and
3.	all required claims, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

•	If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
•	If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine® account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine® is not a method of deferring taxation.

The SecureLine® account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine ® account. The recipient of death benefit proceeds may request to receive the proceeds in the form of a check rather than a deposit into the SecureLine® account.

Investment Requirements

If you purchase a Living Benefit rider (Lincoln Lifetime IncomeSM Advantage, 4LATER® Advantage, Lincoln SmartSecurity®  Advantage, or the Guaranteed Income Benefit under i4LIFE® Advantage), you will be subject to Investment Requirements, and you will be limited in how much you can invest in certain subaccounts of your contract. The Living Benefit rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Under each Option, we have divided the subaccounts of your contract into groups and have specified the minimum or maximum percentages of contract value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some subaccounts are not available to you if you purchase certain Riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

The chart below is provided to help you determine which Option of Investment Requirements, if any, applies to the Living Benefit rider you purchase. If you do not elect a Living Benefit rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you drop one rider and elect another rider.

IF YOU ELECT	AND THE DATE OF ELECTION IS	YOU WILL BE SUBJECT TO
		INVESTMENT	REQUIREMENTS
Lincoln Lifetime IncomeSM Advantage	Between February 19, 2008 and January 20, 2009	Option 2
	On or after January 20, 2009	Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006	N/A
	Between April 10, 2006 and January 20, 2009	Option 1
	On or after January 20, 2009	Option 3
4LATER® Advantage	Between April 10, 2006 and January 20, 2009	Option 1
	On or after January 20, 2009	Option 3
i4LIFE® Advantage with Guaranteed Income Benefit (v.1)	Prior to April 10, 2006	N/A
	On or after April 10, 2006	Option 1
i4LIFE® Advantage with Guaranteed Income Benefit (v.2)	Between April 10, 2006 and January 20, 2009	Option 1
	On or after January 20, 2009	Option 3
i4LIFE® Advantage with Guaranteed Income Benefit (v.3)	Between October 6, 2008 and January 20, 2009	Option 2
	On or after January 20, 2009	Option 3

Investment Requirements – Option 1

We intend to enforce these Investment Requirements on June 30, 2009 for contracts purchased with Investment Requirements Option 1.

No more than 35% of your contract value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following subaccounts ("Limited Subaccounts"):

•	Global Discovery
•	Global Growth
•	Global Growth and Income
•	Global Small Capitalization
•	High-Income Bond
•	International
•	International Growth & Income
•	New World

All other variable subaccounts will be referred to as "Non-Limited Subaccounts" .

You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%.

If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non- Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the American Funds Cash Management subaccount. We reserve the right to designate a different investment option other than the American Funds Cash Management subaccount as the default investment option should there be no contract value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.

We may move subaccounts on or off the Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1.	drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;
2.	submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or
3.	take no action and be subject to the quarterly rebalancing as described above.

Investment Requirements - Option 2

You can select the percentages of contract value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual subaccounts within each group, but the total investment for all subaccounts in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance contract value from the subaccounts and your allocation instructions do not contain any subaccounts that meet the Investment Requirements then that portion of the rebalanced contract value that does not meet the Investment Requirements will be allocated to the American Funds Cash Management subaccount as the default investment option or any other subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.

We may change the list of subaccounts in a group, change the number of groups, change the minimum or maximum percentages of contract value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1.	drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;
2.	submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
3.
if you take no action, such changes will apply only to additional purchase payments or to future transfers of contract value. You will not be required to change allocations to existing subaccounts, but you will not be allowed to add money, by either an additional purchase payment or a contract transfer, in excess of the new percentage applicable to a subaccount or subaccount group. This does not apply to subaccounts added to Investment Requirements on or after June 30, 2009.

4.
for subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the subaccount groups are as follows:

Group 1	Group 2
Investments must be at least 25% of contract value or Account Value	Investments cannot exceed 75% of contact value or Account Value
1. Bond Fund	All other investment options except as discussed below.
2. Global Bond Fund
3. High Income Fund
4. U.S. Government/AAA-Rated Securities

Group 3
Investments cannot exceed 10% of contract value or Account Value
No subaccounts at this time

To satisfy the Investment Requirements, you may allocate 100% of your contract value to the Asset Allocation Fund, an individual mutual fund offered by the American Funds Insurance Series as one of the subaccount options in your contract. If you allocate less than 100% of contract value to the Asset Allocation Fund, then the Asset Allocation Fund will be considered as part of Group 2 above and you will be subject to Group 2 restrictions. The fixed account is no longer available except for dollar cost averaging.

In addition, to satisfy the Investment Requirements, contract value can be allocated in accordance with certain asset allocation models made available to you by your broker-dealer as described above. At this time, 100% of the contract value can be allocated to one of the following models: American Legacy Fundamental Growth and Income Model, American Legacy Fundamental Equity Growth Model, American Legacy Fundamental Balanced Model, or American Legacy Fundamental Income Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract and that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 or Group 3 subaccounts as described above.

As discussed in the Lincoln Lifetime IncomeSM Advantage Plus section, if you purchase the Lincoln Lifetime IncomeSM Advantage Plus rider before January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the Asset Allocation Fund, a subaccount, or to an asset allocation model: the American Legacy Fundamental Balanced Model or the American Legacy Fundamental Income Model.

Investment Requirements - Option 3

You can select the percentages of contract value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual subaccounts within each group, but the total investment for all subaccounts within the group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. If we rebalance contract value from the subaccounts and your allocation instructions do not contain any subaccounts that meet the Investment Requirements, then that portion of the rebalanced contract value that does not meet the Investment Requirements will be allocated to the American Funds Cash Management subaccount as the default investment option or any other subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.

We may change the list of subaccounts in a group, change the number of groups, change the minimum or maximum percentages of contract value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time, in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1.	drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;
2.	submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
3.
take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the subaccount groups are as follows:

Group 1	Group 2
Investments must be at least 25% of contract value or Account Value	Investments cannot exceed 75% of contact value or Account Value
1. Bond Fund	All other investment options except as discussed below.
2. Global Bond Fund
3. U.S. Government/AAA-Rated Securities

Group 3
Investments cannot exceed 10% of contract value or Account Value
No subaccounts at this time

To satisfy these Investment Requirements, you may allocate 100% of your contract value to the Asset Allocation Fund, an individual mutual fund offered by the American Funds Insurance Series as one of the subaccount options in your contract. If you allocate less than 100% of contract value to the Asset Allocation Fund, then the Asset Allocation Fund will be considered as part of Group 2 above and you will be subject to Group 2 restrictions. The fixed account is no longer available except for dollar cost averaging.

In addition, to satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models made available to you by your broker-dealer as described above. At this time, 100% of the contract value can be allocated to one of the following models: American Legacy Fundamental Equity Growth Model, American Legacy Fundamental Balanced Model or American Legacy Fundamental Income Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract and that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 or Group 3 subaccounts as described above.

As discussed in the Lincoln Lifetime IncomeSM Advantage Plus section, if you purchase the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the American Legacy Fundamental Income Model.

Living Benefit Riders

The optional Living Benefit Riders offered under this variable annuity contract - Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage, i4LIFE® Advantage with the Guaranteed Income Benefit and 4LATER® Advantage - are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum annuity payout (i4LIFE® Advantage and 4LATER® Advantage). You may not elect more than one Living Benefit rider at a time. Upon election of a Living Benefit rider, you will be subject to Investment Requirements. The overview chart provided with this prospectus provides a brief description and comparison of each Living Benefit rider. Terms and conditions may change after the contract is purchased.

Lincoln Lifetime IncomeSM Advantage

The Lincoln Lifetime IncomeSM Advantage is a Rider that is available for purchase with your variable annuity contract if the purchase payment or contract value (if purchased after the contract is issued) is at least $25,000. All references to purchase payments are to gross purchase payments unless otherwise specified. This Rider provides minimum, guaranteed, periodic withdrawals for your life as contractowner/annuitant (Single Life Option) or for the lives of you as contractowner/annuitant and your spouse as joint owner or primary beneficiary (Joint Life Option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract but, is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount and decreased by withdrawals in accordance with the provisions set forth below. No additional purchase payments are allowed if the contract value decreases to zero for any reason.

This Rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the Single Life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the Joint Life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maxi- mum Annual Withdrawal amount and any withdrawals prior to age 59½ (for the Single Life Option) or age 65 (for the Joint Life Option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up and the Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.

An additional option, available for purchase with your Lincoln Lifetime IncomeSM Advantage provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your contract value of an amount equal to the excess of your initial Guaranteed Amount (and purchase payments made within 90 days of rider election) over your contract value. This option is called Lincoln Lifetime IncomeSM Advantage Plus and is discussed in detail below. You may consider purchasing this option if you want to guarantee at least a return of your initial purchase payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must be purchased with the Lincoln Lifetime IncomeSM Advantage.

By purchasing the Lincoln Lifetime IncomeSM Advantage Rider, you will be limited in how you can invest in the subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements - Option 3 if you purchased the Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts - Investment Requirements - Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment option until the seventh Benefit Year anniversary is to allocate 100% of your contract value to the American Legacy Fundamental Income Model. If you purchased the Lincoln Lifetime IncomeSM Advantage Plus Option before January 20, 2009, your only investment options until the seventh Benefit Year anniversary are: to allocate 100% of your contract value to the Asset Allocation Fund subaccount or to one of the two asset allocation models - the American Legacy Fundamental Balanced Model or American Legacy Fundamental Income Model. You may not transfer contract value out of these subaccounts/models to any other subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other subaccounts in your contract, subject to the Investment Requirements.

Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus (see Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity® Advantage and i4LIFE® Advantage option). Not all riders will be available at all times.

We have designed the rider to protect you from outliving your contract value. If the rider terminates or you (or your spouse, if applicable) die before your contract value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your contract value will be reduced to zero before your (or your spouse's) death.

If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Home Office), the Rider will be effective on the next valuation date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit rider.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the initial Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guar- anteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if Joint Life Option) are the covered lives under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the Rider effective date, each time a purchase payment is made after the cumulative purchase payments equal or exceed $100,000, the charge for your Rider may change on the next Benefit Year anniversary. The charge will be the current charge in effect on that next Benefit Year Anniversary, for new purchases of the Rider. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge in this prospectus. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional purchase payments on the Lincoln Lifetime IncomeSM Advantage charge:

Initial purchase payment	$100,000
Additional purchase payment in Year 2	$ 95,000 No change to charge
Additional purchase payment in Year 3	$ 75,000 Charge will be the current charge
Additional purchase payment in Year 4	$ 25,000 Charge will be the current charge

Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative purchase payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus purchase payments received in that year, will be increased by 5% if the contract owner/annuitant (as well as the spouse if the Joint Life option is in effect) are under age 86 and the Rider is within the 10 year period described below. Additional purchase payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that purchase payment. Any purchase payments made within the first 90 days after the effective date of the Rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.

Note: The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:

Initial purchase payment = $100,000; Guaranteed Amount = $100,000

Additional purchase payment on day 30 = $15,000; Guaranteed Amount = $115,000

Additional purchase payment on day 95 = $10,000; Guaranteed Amount = $125,000

On the first Benefit Year Anniversary, the Guaranteed Amount is $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 10 years from the effective date of the Rider. The 5% Enhancement will cease upon the death of the contract owner/annuitant or upon the death of the survivor of the contractowner or spouse (if Joint Life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the Rider, and a new 15-year period will begin following each Automatic Annual Step-up.

Any withdrawal from the contract value limits the 5% Enhancement as follows:

a.
The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the Rider is within the 10-year period as long as the contract owner/ annuitant (Single Life Option) is 59½ or older or the contractowner and spouse (Joint Life Option) are age 65 or older.

b.
If the contractowner/annuitant (Single Life Option) is under age 59½ or the contractowner or spouse (Joint Life Option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the contract value (as described below) occurs.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the Rider will not change. However, the amount you pay for the Rider will increase since the charge for the Rider is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary if:

a.	the contractowner/annuitant (Single Life Option), or the contractowner and spouse (Joint Life option) are both still living and under age 86; and

b.	the contract value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current contract value as described above, your percentage charge for the Rider will be the current charge for the Rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the Rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional purchase payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments and issue age above 59½ (Single Life) or 65 (Joint Life):

			Potential for	Length of 5%
		Guaranteed	Charge to	Enhancement
	Contract Value	Amount	Change	Period
Initial Purchase Payment $50,000	$47,750*	$50,000	No	10
1st Benefit Year Anniversary	$ 54,000	$54,000	Yes	10
2nd Benefit Year Anniversary	$ 53,900	$56,700	No	9
3rd Benefit Year Anniversary	$ 57,000	$59,535	No	8
4th Benefit Year Anniversary	$ 64,000	$64,000	Yes	10
*The beginning Contract Value is the initial purchase payment less the 4.5% sales charge.

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Step-up to 200% of the initial Guaranteed Amount. For contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, on the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any purchase payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:

1)	any withdrawal was made prior to age 59½ (Single Life) or age 65 (Joint Life);
2)	an Excess Withdrawal (defined below) has occurred; or
3)
cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus purchase payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).

For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).

If you purchased the Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.

This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus purchase payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

The following example demonstrates the impact of this Step-up on the Guaranteed Amount:

Initial purchase payment at age 55 = $200,000; Guaranteed Amount =$200,000; Maximum Annual Withdrawal amount = $10,000.

After 10 years, at age 65, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the contract value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guar- anteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.

The 200% Step-up cannot increase the Guaranteed Amount beyond the Maximum Guaranteed Amount of $10,000,000.

Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (contractowner) lifetime (Single Life Option) or the lifetimes of you and your spouse (Joint Life Option) as long as you are at least age 59½ (Single Life Option) or you and your spouse are both at least age 65 (Joint Life Option) and your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under Joint Life Option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and the Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).

The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value.

The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the contractowner/annuitant is age 59½ or older or the contractowner and spouse (Joint Life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the Rider (36 months or more for contractowners who purchased this Rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.

The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.

The Maximum Annual Withdrawal amount is increased by 5% of any additional purchase payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).

5% Enhancements, Automatic Annual Step-ups and the 200% Step-up will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:

a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if Joint Life Option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 59½ (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 59½ (Single Life) or age 65 (Joint Life) are within the Maximum Annual Withdrawal amount, then:

1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2.	the Maximum Annual Withdrawal amount will remain the same.
The impact of withdrawals prior to age 59½ or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional purchase payments and the contractowner (Single Life) is older than 59½ and the contractowner and spouse (Joint Life) are both older than 65):

			Maximum Annual
	Contract Value	Guaranteed Amount	Withdrawal Amount
Initial Purchase Payment $50,000	$47,750*	$50,000	$2,500
1st Benefit Year Anniversary	$ 54,000	$54,000	$2,700
2nd Benefit Year Anniversary	$ 51,000	$51,300	$2,700
3rd Benefit Year Anniversary	$ 57,000	$57,000	$2,850
4th Benefit Year Anniversary	$ 64,000	$64,000	$3,200

*The beginning Contract Value is the initial purchase payment less the 4.5% sales charge.

The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic monthly or quarterly installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

1.	Lincoln's monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

2.	The RMD calculation must be based only on the value in this contract; and

3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal Amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:

1.
The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.

2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

3. The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal: Contract Value = $60,000 Guaranteed Amount = $85,000

Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):

The contract value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:

Contract Value = $55,000

Guaranteed Amount = $80,000

The contract value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.72%, the same proportion that the Excess Withdrawal reduced the $55,000 contract value ($7,000 ÷ $55,000)

Contract value = $48,000

Guaranteed Amount = $69,818 ($80,000 X 12.72% = $10,181; $80,000 - $10,181 = $69,818) Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Withdrawals before age 59½/65. If any withdrawal is made prior to the time the contractowner is age 59½ (Single Life) or the contractowner and spouse (Joint Life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:

1.
The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the contract value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);

2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;

3.
The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the contract value occurs. This Automatic Annual Step-up will not occur until the contract value exceeds the Guaranteed Amount on a Benefit Year anniversary. See the 5% Enhancement section above), and

4.	The 200% Step-up will never occur.
The following is an example of the impact of a withdrawal prior to age 59½ for single or age 65 for joint:

•	$100,000 purchase payment
•	$100,000 Guaranteed Amount
•	A 10% market decline results in a contract value of $90,000
•	$5,000 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 59½, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/ $90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% times $94,444).

In a declining market, withdrawals prior to age 59½ (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus, ("Plus Option"), on the seventh Benefit Year anniversary, you may elect to receive an increase in your contract value equal to the excess of your initial Guaranteed Amount (plus any purchase payments made within 90 days of the rider effective date), over your current contract value. Making this election will terminate the Plus Option as well as the Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the contract value and the initial Guaranteed Amount (plus any purchase payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary.

You may not elect to receive an increase in contract value if any withdrawal is made, including Maximum Annual Withdrawal amounts, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.

If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.

The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:

Initial purchase payment of $100,000; Initial Guaranteed Amount of $100,000.

On the seventh Benefit Year anniversary, if the current contract value is $90,000; the contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue the Lincoln Lifetime IncomeSM Advantage) will terminate at that time.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment option until the seventh Benefit Year anniversary is to allocate 100% of your contract value to the American Legacy Fundamental Income Model. If you purchased the Lincoln Lifetime IncomeSM Advantage Plus Option prior to January 20, 2009, your only investment options until the seventh Benefit Year anniversary are the: to allocate 100% of your contract value to the Asset Allocation Fund subaccount or to one of the two asset allocation models - the American Legacy Fundamental Balanced Model or American Legacy Fundamental Income Model. You may not transfer contract value out of these subaccounts/models to any other subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other subaccounts in your contract, subject to the Investment Requirements.

Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal Amount, because you have reached the Maturity Date of the Contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the Joint Life option.

If the contract value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.

If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, you may be eligible for a final payment upon death of the Single Life or surviving Joint Life. To be eligible the death benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.

The final payment is equal to the sum of all purchase payments, decreased by withdrawals in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the purchase payments dollar for dollar. If your death benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of the Lincoln Lifetime IncomeSMAdvantage will reduce the sum of all purchase payments on a dollar for dollar basis.

Death Prior to the Annuity Commencement Date. The Lincoln Lifetime Income Advantage has no provision for a payout of the Guaranteed Amount or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the beneficiary elects to continue the contract after the death of the Single Life (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.

Upon the first death under the Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.

As an alternative, after the first death, the surviving spouse may choose to terminate the Joint Life option and purchase a new Single Life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the Single Life Rider option for new issues will provide an earlier age (59½) to receive Maximum Annual Withdrawal amounts.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may terminate the Joint Life Option and purchase a Single Life Option, if available, (if the contractowner is under age 65) at the current Rider charge and the terms in effect for new sales of the Single Life Option.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

General Provisions.

Termination. After the seventh anniversary of the effective date of the Rider, the contractowner may terminate the Rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:

•	Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the contract value equal to the excess of your initial Guaranteed Amount over the contract value;
•	on the annuity commencement date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•
if the contractowner or annuitant is changed (except if the surviving spouse under the Joint Life option assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;

•	upon the death under the Single Life option or the death of the surviving spouse under the Joint Life option;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect any Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage, 4LATER® Advantage or any other living benefits we may offer in the future. The one-year wait does not apply to the election of a new rider after the exercise (and resulting termination) of the Lincoln Lifetime IncomeSM Advantage Plus.

Compare to Lincoln SmartSecurity® Advantage. If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage and the Lincoln SmartSecurity® Advantage (only one of these riders can be added to a contract at any one time): the Lincoln Lifetime IncomeSM Advantage has the opportunity to provide a higher Guaranteed Amount because of the 5% Enhancement, Automatic Annual Step-up or 200% Step-up and this benefit also provides the potential for lifetime withdrawals from an earlier age for the Single Life Option only (59 ½ rather than age 65 with the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-Up). However, the percentage charge for the Lincoln Lifetime IncomeSM Advantage is higher for the Single Life (lower for the Joint Life) and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement. Another factor to consider is that immediate withdrawals from your contract, under the Lincoln Lifetime IncomeSM Advantage, will adversely impact the 5% Enhancement and 200% Step-up. In addition, if the withdrawal is made before age 59½ (Single Life) or age 65 (Joint Life), the 5% Enhancement is further limited and the 200% Step-up is not available. The Lincoln SmartSecurity® Advantage provides that Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage does not offer this feature. The Investment Requirements and Termination provisions are different between these two riders.

i4LIFE® Advantage Option. i4LIFE® Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE® Advantage if i4LIFE® Advantage will provide a higher payout amount. If this decision is made, the contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE® Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE® Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.

i4LIFE® Advantage with the Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE® Advantage and the Guaranteed Income Benefit sections of your prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE® Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years.

Below is an example of how the Guaranteed Amount from the Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE® Advantage.

Prior to i4LIFE® Advantage election:

Contract Value = $100,000

Guaranteed Amount = $150,000 After i4LIFE®Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE® Advantage annuity factor

Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value. If you elect the Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 59½ for the Single Life Option or age 65 for Joint Life Option, will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See The Contracts - Death Benefits. Any Excess Withdrawals and all withdrawals prior to age 59½ for Single Life or age 65 for Joint Life will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage are in effect when the contractowner dies. Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal $80,000

Maximum Annual Withdrawal Amount $ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:

a)	Contract value $80,000
b)	Sum of purchase payments $100,000
c)	Highest anniversary contract value $150,000
Withdrawal of $9,000 will impact the death benefit calculations as follows:

a)	$80,000 - $9,000 = $71,000 (Reduction $9,000)
b)
$100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
$95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.

c)	$150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875] The entire $9,000 withdrawal reduces the death benefit option pro rata. Total reduction = $16,875.
Item c) provides the largest death benefit of $133,125.

Availability. The Lincoln Lifetime IncomeSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The contractowner/annuitant as well as the spouse under the Joint Life option must be under age 86 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE® Advantage or on or after the Annuity Commencement Date and must wait at least 12 months after terminating 4LATER® Advantage, Lincoln SmartSecurity® Advantage or any other living benefits we may offer in the future. If you decide to drop a rider to add Lincoln Lifetime IncomeSM Advantage, your Guaranteed Amount will equal the current contract value on the effective date of the change. Before you make this change, you should consider that no guarantees or fee waiver provisions carry over from the previous rider. The Lincoln Lifetime IncomeSM Advantage terminates after the death of a covered life and the Guaranteed Amount is not available to a beneficiary. You will be subject to additional Investment Requirements. See the comparison to Lincoln SmartSecurity® Advantage for other factors to consider before making a change.

There is no guarantee that the Lincoln Lifetime IncomeSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. In addition, certain features of the Rider may not be available in some states. Check with your investment representative regarding availability.

Lincoln SmartSecurity® Advantage

The Lincoln SmartSecurity® Advantage is a Rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial gross purchase payment (or contract value if elected after contract issue) adjusted for subsequent gross purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up):

Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up or Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up

The Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option is no longer available for purchase after January 16, 2009. Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up, the contractowner can also initiate additional ten-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up Single Life or Joint Life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.

By purchasing this Rider, you will be limited in how much you can invest in certain subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with its variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your contract value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect the Lincoln SmartSecurity® Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage, which provides minimum guaranteed, periodic withdrawals for life. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity® Advantage.

If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home office), the Rider will be effective on the next valuation date following approval by us.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial gross purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined Guaranteed Amount of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse if joint owner are the annuitant) under either the Lincoln SmartSecurity® Advantage or the Lincoln Lifetime IncomeSM Advantage.

Additional gross purchase payments automatically increase the Guaranteed Amount by the amount of the gross purchase payment (not to exceed the maximum); for example, a $10,000 additional gross purchase payment will increase the Guaranteed Amount by $10,000. For the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option we may restrict gross purchase payments to your annuity contract in the future. We will notify you if we restrict additional gross purchase payments. For the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, we will allow gross purchase payments into your annuity contract after the first anniversary of the Rider effective date if the cumulative additional gross purchase payments exceed $100,000 only with prior Home Office approval. Additional gross purchase payments will not be allowed if the contract value is zero.

Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional gross purchase payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a.	the contractower or joint owner is still living; and
b.
the contract value as of the valuation date, after the deduction of any withdrawals (including charges and interest adjustments), the Rider charge and account fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a.	each contractowner and annuitant is under age 81; and
b.	the contractowner or joint owner is still living.

If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional purchase payments):

	Contract Value	Guaranteed Amount
a. Initial purchase payment $50,000(less 4.5% sales charge)	$47,750	$50,000
b. 1st Benefit Year Anniversary	$54,000	$54,000
c. 2nd Benefit Year Anniversary	$53,900	$54,000
d. 3rd Benefit Year Anniversary	$57,000	$57,000

Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year Anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year Anniversary.

Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up options, contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Gross purchase payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A contractowner elected step-up (including contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity® Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is:

•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option.

If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional gross purchase payments. For example, if the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional gross purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:

a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to the interest adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic monthly or quarterly installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:

1. The Guaranteed Amount is reduced to the lesser of:
•	the contract value immediately following the withdrawal, or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal amount will be the least of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
•	the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal: Contract Value = $60,000 Guaranteed Amount = $85,000

Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:

Contract Value = $53,000

Guaranteed Amount = $53,000

Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the contract value immediately following the withdrawal ($53,000) or the Guar- anteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).

The Maximum Annual Withdrawal amount was reduced to the least of:

1)	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2)	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the contract value following the withdrawal ($2,650); or
3)	The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to an interest adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the interest adjustment calculation.

Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guar- anteed for your (contractowner) lifetime (if you purchase the Single. Life option) or for the lifetimes of you (contractowner) and your spouse (if the Joint Life option is purchased), as long as:

1)	No withdrawals are made before you (and your spouse if a Joint Life) are age 65; and
2)	An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:

1)
If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the contract value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or

2)
The contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first valuation date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that valuation date. This will reduce your Maximum Annual Withdrawal amount. A contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

a.	the contractowner (and spouse if applicable) is age 65;

b.
the contract is currently within a ten-year automatic step-up period described above (or else a contractowner submits a step-up request to start a new ten-year automatic step-up period) (the contractowner must be eligible to elect a step-up; i.e., all contractowners and the annuitant must be alive and under age 81); and

c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up Single Life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.

Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.

The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE ® Advantage, which are based on your contract value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your contract value is less than the Guaranteed Amount (and you don't believe the contract value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.

If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up-Single Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new Single Life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount ; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount and 3) the cost of the Single Life option.

Upon the first death under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up-Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's beneficiary elects to take the annuity death benefit in installments, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the Joint Life option to the Single Life option, if the surviving spouse is under age 81. This will cause a reset of the Guar- anteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the Single Life option is less than the cost of the Joint Life option.

If the surviving spouse of the deceased contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new contractowner. Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a non-spouse beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the death benefit.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may change from a Joint Life Option to a Single Life Option (if the contractowner is under age 81) at the current Rider charge for new sales of the Single Life Option. At the time of the change, the Guaranteed Amount will be reset to the current contract value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the contractowner may terminate the Rider by notifying us in writing. Lincoln SmartSecurity® Advantage will automatically terminate:

•	on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•
if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;

•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
•	upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect any Lincoln SmartSecurity ® Advantage, Lincoln Lifetime IncomeSM Advantage or 4LATER ® Advantage or any other living benefit we are offering in the future.

i4LIFE® Advantage Option. Contractowners with an active Lincoln SmartSecurity® Advantage who decide to terminate the Lincoln SmartSecurity® Advantage rider and purchase i4LIFE® Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage terms and charge in effect at the time of the i4LIFE® Advantage election. Contractowners may consider this if i4LIFE® Advantage will provide a higher payout amount. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts, applicable guarantees and applicable Investment Requirements. You should discuss this decision with your registered representative. See i4LIFE® Advantage.

Availability. The Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. All contractowners and the annuitant of the contracts with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option must be under age 81 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE® Advantage or 4LATER® Advantage or on or after the Annuity Commencement Date. The Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option is no longer available for purchase.

There is no guarantee that the Lincoln SmartSecurity® Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. Check with your investment representative regarding availability.

i4LIFE® Advantage

i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional annuity payout rider you may purchase at an additional cost and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE® Advantage Guaranteed Income Benefit or the 4LATERSM Guaranteed Income Benefit (described below) for an additional charge. See Charges and Other Deductions - i4LIFE® Advantage Charges.

i4LIFE ® Advantage is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. i4LIFE® Advantage is different from other annuity payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your regular income payments. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non- qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP markets). This option, when available in your state, is subject to a charge (imposed only during the i4LIFE® Advantage payout phase) computed daily on the average account value. See Charges and Other Deductions - i4LIFE® Advantage Charges.

i4LIFE® Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our Home Office. If you purchased 4LATER® Advantage, you must wait at least one year before you can purchase i4LIFE® Advantage. When you elect i4LIFE® Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant and secondary life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the secondary life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE® Advantage election.

i4LIFE® Advantage for IRA annuity contracts is only available if the annuitant and secondary life, if applicable, are age 59½ or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. i4LIFE® Advantage must be elected by age 85 for qualified contracts. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected.

Additional gross purchase payments will not be accepted once i4LIFE® Advantage becomes effective for a non-qualified annuity contract.

If i4LIFE® Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.

When you elect i4LIFE® Advantage you must select a death benefit option. Once i4LIFE® Advantage begins, any prior death benefit election will terminate and the i4LIFE® Advantage death benefit will be in effect. Existing contractowners, with the Account Value death benefit, who elected i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value death benefit. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE® Advantage began. See The Contracts - i4LIFE® Advantage Death Benefits.

Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.

We will establish the minimum (currently 5 years) and maximum (currently to age 115 for non-qualified contracts; to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE® Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE® Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income Benefit with i4LIFE® Advantage.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.

Regular income payments during the Access Period. i4LIFE® Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE® Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE® Advantage.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any applicable interest adjustments. See Charges and Other Deductions. For information regarding income tax consequences of regular income payments, see Federal Tax Matters.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:

•	the age and sex of the annuitant and secondary life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the regular income payments;
•	the assumed investment return you selected; and
•	the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable. (The contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period. Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

For nonqualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, i4LIFE ® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.

Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:

•	the age and sex of the annuitant and secondary life (if living);
•	the frequency of the regular income payments;
•	the assumed investment return you selected; and
•	the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.

i4LIFE® Advantage Death Benefits

i4LIFE® Advantage Account Value Death Benefit. The i4LIFE ® Advantage Account Value death benefit is available during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.

i4LIFE ® Advantage Guarantee of Principal Death Benefit. The i4LIFE ® Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:

•	the Account Value as of the valuation date we approve the payment of the claim; or
•	the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
o	regular income payments, including withdrawals to provide the Guaranteed Income Benefits, reduce the death benefit by the dollar amount of the payment; and
o
all other withdrawals, if any, reduce the death benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE ® Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the contract value or Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The following example demonstrates the impact of a proportionate withdrawal on your death benefit:

• i4LIFE ® Advantage Guarantee of Principal death benefit	$200,000
• Total i4LIFE ® Regular Income payments	$ 25,000
• Additional Withdrawal	$ 15,000	($15,000/$150,000=10%withdrawal)
• Account Value at the time of Additional Withdrawal	$150,000

Death Benefit Value after i4LIFE ® regular income payment = $200,000 - $25,000 = $175,000

Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500

Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500

The regular income payments reduce the death benefit by $25,000 and the additional withdrawal causes a 10% reduction in the death benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE ® Advantage Guarantee of Principal death benefit may elect to change to the i4LIFE ® Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE ® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE ® Advantage Guarantee of Principal Death Benefit.

i4LIFE ® Advantage EGMDB. The i4LIFE ® Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:

•	the Account Value as of the valuation date on which we approve the payment of the claim; or
•	the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
o
regular income payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the death benefit by the dollar amount of the payment or in the same proportion that regular income payments reduce the Account Value, depending on the terms of your contract; and

o
all other withdrawals, if any, reduce the death benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE ® Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election; or
•
the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by gross purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that regular income payments and withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement ABE) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the purchase payments, but will be reduced by the regular income payments and withdrawals on either a dollar for dollar basis or in the same proportion that the regular income payment or withdrawal reduced the contract value or Account Value, depending on the terms of your contract.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive death benefit option) prior to electing i4LIFE® Advantage and this death benefit was in effect when you purchased i4LIF ® Advantage, we will look at the contract value before i4LIFE ® Advantage and the Account Value after the i4LIFE ® Advantage election to determine the highest anniversary value.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE ® Advantage Guarantee of Principal or i4LIFE ® Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE ® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE ® Advantage EGMDB.

General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit. The death benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE® Advantage Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no secondary life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse beneficiary may start a new i4LIF ® Advantage program.

If a death occurs during the Access Period, the value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

a.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
b.	written authorization for payment; and
c.	all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be tax- able. See Federal Tax Matters.

Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue, if applicable. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible contractowners of non-qualified i4LIFE ® Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:

•	you are purchasing i4LIFE ® Advantage with the EGMDB death benefit;
•
you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;

•	the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);
•	all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
•	the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).

Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE ® Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:

•	140% of the prior contract's cash value; or
•	the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE ® Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the valuation date the i4LIFE ® Advantage EGMDB death benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.

Guaranteed Income Benefit with i4LIFE ® Advantage

A Guaranteed Income Benefit is available for purchase when you elect i4LIFE ® Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE® Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER® Advantage section of this prospectus for a discussion of the 4LATER® Guaranteed Income Benefit.

Once the Guaranteed Income Benefit is elected, additional gross purchase payments cannot be made to the contract. Election of this rider will limit how much you can invest in certain subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage will determine which Investment Requirement option applies to you.

There is no guarantee that the i4LIFE® Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider.

i4LIFE® Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE ® Advantage or anytime during the Access Period, subject to terms and conditions at that time. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity ® Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.

The Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE ® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected. Contractowners who purchased the Lincoln SmartSecurity ® Advantage or Lincoln Lifetime IncomeSM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value.

If the amount of your i4LIFE® Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE ® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit (In other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular income payments also reduce the Account Value). This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of withdrawals to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE ® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:

• i4LIFE ® Account Value before market decline	$135,000
• i4LIFE ® Account Value after market decline	$100,000
• Guaranteed Income Benefit	$810
• Regular Income Payment after market decline	$769
• Account Value after market decline and Guaranteed Income Benefit payment	$99,190

The contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

If you purchased the Guaranteed Income Benefit (version 3) on or after January 20, 2009, the Guaranteed Income Benefit will automatically step-up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. If you purchased the Guaranteed Income Benefit (version 2) prior to January 20, 2009, the Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every periodic income commencement date anniversary during either a 5-year step-up period (version 3) or every third periodic income commencement date anniversary for a 15 year step-up period (version 2). At the end of a step-up period, you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. Step-ups for qualified contracts, including IRAs, will occur on a calendar year basis.

At the time of a reset of the step-up period the i4LIFE ® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change every five years for version 3 of the Guaranteed Income Benefit or every 15 years for version 2 of the Guaranteed Income Benefit. If we automatically administer a new step-up period for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary. If we receive this notice, we will decrease the percentage charge to the amounts they were before the step-up occurred. Increased fees collected during the 30 day period will be refunded into your contract. You will have no more step-ups unless you notify us that you wish to start a new step-up period. i4LIFE ® Advantage charges are in addition to the Guaranteed Income Benefit Charges.

If you have an older version of the Guaranteed Income Benefit (Version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for sale.

The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See below in General i4LIFE® Provisions for an example.

Impacts to i4LIFE ® Advantage Regular Income Payments. When you select the i4LIFE ® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:

•	A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
•
The minimum Access Period required for this benefit is the longer of 15 years or the difference between your age (nearest birthday) and age 85. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.

•	The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIF ® Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE ® Advantage Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER® Guaranteed Income Benefit section.

The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:

•	the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
•	a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or
•	upon written notice to us; or
•	assignment of the contract.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE ® Advantage Guaranteed Income Benefit and not the i4LIFE ® Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE ® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE ® Advantage Guar- anteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE ® Advantage regular income payments will be recalculated. The i4LIFE ® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.

General i4LIFE ® Provisions

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The interest adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit payments:

• i4LIFE ® Regular Income Payment before Withdrawal	$ 1,200
• Guaranteed Income Benefit before Withdrawal	$ 900
• Account Value at time of Additional Withdrawal	$150,000
• Additional Withdrawal	$ 15,000	(a 10% withdrawal)

Reduction in i4LIFE ® Regular Income payment for Withdrawal = $1,200 X 10% = $120 i4LIFE ® Regular Income payment after Withdrawal = $1,200 - $120 = $1,080

Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90 Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The interest adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE ® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE ® Advantage death benefit will terminate and you may choose the Guarantee of Principal (if you had the i4LIFE ® Advantage Guarantee of Principal death benefit) or Account Value death benefit options. Upon termination, we will stop assessing the charge for i4LIFE ® Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE ® Advantage.

For non-qualified contracts, you may not terminate i4LIFE ® Advantage once you have elected it.

4LATER ® Advantage

4LATER ® Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER ® Advantage, you must elect i4LIFE ® with the 4LATER ® Guaranteed Income Benefit to receive a benefit from 4LATER ® Advantage. Election of these riders may limit how much you can invest in certain subaccounts. See The Contracts- Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER ® Advantage charge.

4LATER ® Advantage Before Payouts Begin

The following discussion applies to 4LATER ® Advantage during the accumulation phase of your annuity, referred to as 4LATER ®. This is prior to the time any payouts begin under i4LIFE ® Advantage with the 4LATER ® Guaranteed Income Benefit.

Income Base. The Income Base is a value established when you purchase 4LATER ® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATER ® at the time you purchase the contract, the Income Base initially equals the purchase payments. If you elect 4LATER ® after we issue the contract, the Income Base will initially equal the contract value on the 4LATER ® Effective Date. Additional purchase payments automatically increase the Income Base by the amount of the gross purchase payments. Additional purchase payments will not be allowed if the contract value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount with- drawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the contract value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for purchase payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any gross purchase payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the gross purchase payment, plus 15% of that purchase payment.

Example:

Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$ 10,000
Income Base	$110,000
Future Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Income Base (after 1st Waiting Period)	$126,500
New Future Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)

Any purchase payments made after the 4LATER ® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.

Example:

Income Base	$100,000
Purchase Payment in Year 2	$ 10,000
New Income Base	$110,000
Future Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) + ($10,000 x 100%) +
		(10,000 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$125,500
New Future Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATER ® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maxi- mum Income Base will be increased by 200% of any additional gross purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the annuitant.

After a reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

Example:

Income Base	$100,000	Maximum Income Base	$200,000
Purchase Payment in Year 2	$ 10,000	Increase to Maximum Income Base	$ 20,000
New Income Base	$110,000	New Maximum Income Base	$220,000
Future Income Base after Purchase Payment	$125,500	Maximum Income Base	$220,000

Income Base (after 1st Waiting Period	$125,500
Future Income Base (during 2nd Waiting Period	$144,325	Maximum Income Base	$220,000

Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200

After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$112,950
Future Income Base	$129,892	Maximum Income Base	$198,000

Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE ® Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

Eligibility. To purchase 4LATER® Advantage, the annuitant must be age 80 or younger. If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base.

4LATER® Rider Effective Date. If 4LATER® is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER® is elected after the contract is issued (by sending a written request to our Home office), then it will be effective on the next valuation date following approval by us.

4LATER® Guaranteed Income Benefit

When you are ready to elect i4LIFE® Advantage regular income payments, the greater of the Income Base accumulated under 4LATER® or the contract value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage regular income payments. See Charges and Other Deductions for a discussion of the 4LATE ® Guaranteed Income Benefit charge.

The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value (or Guaranteed Amount if applicable) on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER® Rider. If the contract value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage regular income payment.

If the amount of your i4LIFE® Advantage regular income payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIF ® Advantage regular income payment. If your regular income payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:

● i4LIFE ® Account Value before market decline	$135,000
● i4LIFE ® Account Value after market decline	$100,000
● Guaranteed Income Benefit	$810
● Regular Income Payment after market decline	$769
● Account Value after market decline and Guaranteed Income Benefit payment	$99,190

If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no death benefit will be paid.

If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATER ® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.

The 4LATER ® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATER ® Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER® Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge to the amounts they were before the step-up occurred. Increased fees collected during the 30 day period will be refunded into your contract.

Additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATER ® Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE ® Advantage Regular Income Payments. At the time you elect i4LIFE® Advantage, you also select the Access Period. See i4LIFE ® Advantage – Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE ® Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER® Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER® Advantage, subject to the terms in your rider. (Note: i4LIFE® Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATER ® Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER ® Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATER ® Rider will terminate.

When you make your 4LATER ® Guaranteed Income Benefit and i4LIFE ® Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE ® Advantage regular income payments. Once you have elected 4LATER ®, the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

Assume:

i4LIFE ® Advantage remaining Access Period = 10 years Current i4LIFE ® Advantage regular income payment = $6375 Current 4LATER ® Guaranteed Income Benefit = $5692

Extend Access Period 5 years:

i4LIFE ® Advantage regular income payment after extension = $5355

Percentage change in i4LIFE ® Advantage regular income payment = $5355 ÷ $6375 = 84% New 4LATER ® Guaranteed Income Benefit = $5692 x 84% = $4781

General Provisions of 4LATER ® Advantage

Termination. After the later of the third anniversary of the 4LATER® Rider Effective Date or the most recent Reset, the 4LATE ® Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATER® will automatically terminate upon any of the following events:

•	termination of the contract to which the 4LATER ® Rider is attached;
•	the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
•	the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner), including the assignment of the contract.

After the periodic income commencement date, the 4LATER ® Rider will terminate due to any of the following events:

•	the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
•	a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATER ® Guaranteed Income Benefit and not the i4LIFE ® Advantage election, unless otherwise specified.

If you terminate 4LATER ® prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATER ® or purchase the Lincoln SmartSecurity ® Advantage or Lincoln Lifetime IncomeSM Advantage.  If you terminate the 4LATER ® Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE ® Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE ® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Availability. The availability of 4LATER ® will depend upon your state's approval of the 4LATER® Rider. Check with your registered representative regarding availability. You cannot elect 4LATER® after an annuity payout option or i4LIFE® Advantage has been elected, and it cannot be elected on contracts that currently have Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage.

Contractowners who drop Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage and elect 4LATER ® will not carry their Guaranteed Amount over into the new 4LATER®. The 4LATER® Income Base will be established based on the contractowner's contract value on the Effective Date of 4LATER®. Contractowners who drop Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage will have to wait one year before they can elect 4LATER®. See The Contracts – Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage.

 Annuity Payouts

When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the annuitant's 90th birthday. However, you must elect to receive annuity payouts by the annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

Annuity Options

The annuity options outlined below do not apply to contractowners who have elected i4LIFE ® Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option or the Guaranteed Amount Annuity Payout option.

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable Annuity Payouts) equal to the excess, if any, of:

•	the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
•	the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home Office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.

General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:

•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.

Variable Annuity Payouts

Variable annuity payouts will be determined using:

•	The contract value on the annuity commencement date, less applicable premium taxes;
•	The annuity tables contained in the contract;
•	The annuity option selected; and
•	The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and
3.	Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5%, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

Fixed Side of the Contract

Net purchase payments and contract value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Contracts issued in certain states or those contracts issued prior to August 15, 2003 may guarantee a higher minimum rate of interest. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the interest adjustment and other charges (see Interest Adjustment and Charges and Other Deductions.). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. Older versions of the contract may not provide for Guaranteed Periods or an interest Adjustment (below).

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.

Guaranteed Periods

The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

You may allocate net purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting net purchase payments into one or more guaranteed periods at any time. The minimum amount of any gross purchase payment that can be allocated to a fixed subaccount is $2,000. Each net purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period net purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable account fees and premium taxes.

We will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.

Interest Adjustment

Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing , regular income payments under i4LIFE ® Advantage or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity ® Advantage) will be subject to the interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of contract value from a fixed subaccount will be increased or decreased by an interest adjustment, unless the transfer, withdrawal or surrender is effective:

•	during the free look period (See Return Privilege)
•	on the expiration date of a guaranteed period
•	as a result of the death of the contractowner or annuitant
•
subsequent to the diagnosis of a terminal illness of the contractowner. Diagnosis of the terminal illness must be after the contract date and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.

•
subsequent to the admittance of the contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the contract date and continue for 90 consecutive days prior to the surrender or withdrawal.

•	subsequent to the permanent and total disability of the contractowner if such disability begins after the contract date and prior to the 65th birthday of the contractowner.
•	upon annuitization of the contract.

These provisions may not be applicable to your contract or available in your state. Please check with your investment representative regarding the availability of these provisions.

In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a net purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the net purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the net purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the net purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.

The interest adjustment is calculated by multiplying the transaction amount by:

(1+A)n n	–1
(1+B+K )

where:

A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.

n = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.

Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:

•
your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;

•	no gross purchase payments have been received for two (2) full, consecutive contract years; and
•	the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional gross purchase payments to bring your contract value above the minimum level to avoid surrender.

Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:

•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect contractowners.

Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.

Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, without a new sales charge.

This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).

Distribution of the Contracts

Lincoln Financial Distributors, Inc. ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation ("LFA"), also an affiliate of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.

Compensation Paid to LFA. The maximum commission the Principal Underwriter pays to LFA is 5.00% of purchase payments. LFA may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFA is 5.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.

Lincoln Life also pays for the operating and other expenses of LFA, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives a portion of the commissions received for their sales of contracts. LFA sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, LFA sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFA sales representatives and/or their managers qualify for such benefits. LFA sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFA, is 5.00% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 5.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.

LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.

Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.

These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2008 is contained in the SAI.

Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.

Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-800-942-5500.

Federal Tax Matters

Introduction

The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.

Tax Deferral On Earnings

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. How- ever, for this general rule to apply, certain requirements must be satisfied:

•	An individual must own the contract (or the tax law must treat the contract as owned by an individual).
•	The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts Not Owned By An Individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust.

Some exceptions to the rule are:

•
Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of an employer that owns a contract to provide deferred compensation for its employees;

•
Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;

•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.

Investments in the VAA Must Be Diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract gross purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions

Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Loss of Interest Deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.

Age At Which Annuity Payouts Begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.

Tax Treatment of Payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of Withdrawals and Surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your gross purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your gross purchase payments. In certain circumstances, your gross purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has Lincoln SmartSecurity® Advantage, and if your Guaranteed Amount immediately before a withdrawal exceeds your account value, the tax law could require that an additional amount be included in income. Please consult your tax adviser.

Taxation of Annuity Payouts

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the gross purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.

Taxation of Death Benefits

We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:

•	If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
•	If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:

•
If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

•	If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of gross purchase payments not previously received.

Penalty Taxes Payable on Withdrawals, Surrenders or Annuity Payouts

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:

•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the tax law),
•	you receive from an immediate annuity,
•	a beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).

Special Rules If You Own More Than One Annuity Contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.

Loans and Assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.

Gifting A Contract

If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your gross purchase payments not previously received. The new owner's gross purchase payments in the contract would then be increased to reflect the amount included in income.

Charges for Additional Benefits

Your contract automatically includes a basic death benefit and may include other optional riders. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your con- tract. It is possible that the tax law may treat all or a portion of the death benefit and other rider charges, if any, as a contract withdrawal.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of Qualified Contracts and Terms of Contracts

Qualified plans include the following:

•	Individual Retirement Accounts and Annuities ("Traditional IRAs")
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Pursuant to new tax regulations, starting September 24, 2007, the contract is not available for purchase under a 403(b) plan and since July 31, 2008, we do not accept additional premiums or transfers to existing 403(b) contracts. Also, we now are generally required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer processing payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Tax Treatment of Qualified Contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example:

•
Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.

•	Minimum annual distributions are required under most qualified plans once you reach a certain age. Typically age 70½, as described below.
•
Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax Treatment of Payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include gross purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Required Minimum Distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 70½ or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, Lincoln SmartSecurity® Advantage, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.

Congress enacted The Worker, Retiree, and Employer Recovery Act of 2008 (the Act) in December, 2008. The Act includes a number of relief provisions, including the suspension of the RMD requirement for IRAs and certain qualified plans in 2009. You should consult your tax advisor to determine whether the RMD relief applies to your annuity contract. If your RMD is currently paid automatically each year, Lincoln will not make any changes to your payments for 2009 unless you specifically request that a change be made.

Federal Penalty Taxes Payable On Distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

•	received on or after the annuitant reaches 59½,
•	received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
•	received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
•	received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non- governmental tax-exempt plans. The Pension Plan Act permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.

Death Benefit and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.

Our Tax Status

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does not expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the Law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Additional Information

Voting Rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each contractowner provide their voting instructions to us. Even though contractowners may choose not to provide voting instruction, the shares of a fund to which such contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home office at PO Box 7866, 1300 S. Clinton Street, Fort Wayne, IN 46801-7866. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the gross purchase payment(s) or contract value as of the valuation date we receive, the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of gross purchase payments or contract value as of the valuation date.

State Regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.

Restrictions Under the Texas Optional Retirement Program

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

•	Termination of employment in all institutions of higher education as defined in Texas law;
•	Retirement; or
•	Death.

Accordingly, a participant in the ORP will be required to obtain a certificate of termination from their employer before accounts can be redeemed.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.

Other Information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.

Special Arrangements

At times, we may offer variations of the contracts described in this prospectus to existing owners as part of an exchange program. Contracts purchased through this exchange offer may impose different fees and expenses and provide certain additional benefits from those described in this prospectus.

Legal Proceedings

In the ordinary course of its business, Lincoln Life, the VAA, and the principal underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of Lincoln Life, the financial position of the VAA, or the principal underwriter.

Contents of the Statement of Additional Information (SAI) for Lincoln National Variable Annuity Account H

Item

Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
Additional Services
Other Information
Financial Statements

For a free copy of the SAI complete the form below.

Statement of Additional Information Request Card
American Legacy® Shareholder's Advantage
Lincoln National Variable Annuity Account H
................................................................................................................................................................................

Please send me a free copy of the current Statement of Additional Information for Lincoln National Variable Annuity Account H (American Legacy® Shareholder's Advantage).

(Please Print)

Name:

Address:

City:                                                                            State:                                  Zip:

Mail to The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, Indiana 46801.

Appendix A - Condensed Financial Information

Accumulation Unit Values

The following information relates to accumulation unit values and accumulation units for contracts purchased before June 5, 2005 for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.

[To Be Filed by Amendment]

Appendix B - Condensed Financial Information

Accumulation Unit Values

The following information relates to accumulation unit values and number of accumulation units for contracts purchased after June 5, 2005 (or later in those states that have not approved the contract changes) for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.

[To Be Filed by Amendment]

Prospectus 2
American Legacy® Shareholder's Advantage A Class

Lincoln National Variable Annuity Account H

Individual Variable Annuity Contracts

Home Office:

The Lincoln National Life Insurance Company

1300 South Clinton Street

Fort Wayne, IN 46801-7866

1-800-942-5500

www.LincolnFinancial.com

This prospectus describes an individual flexible premium deferred variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life). This prospectus is primarily for use with nonqualified plans and qualified retirement plans under Section 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time.

These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial gross purchase payment for the contract is $1,500. Additional gross purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically) and at least $300 annually.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting net purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.

All net purchase payments for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account H (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds, listed below are each part of American Funds Insurance Series (Series) Class 2 shares:

Asset Allocation	Global Small Capitalization
Blue Chip Income and Growth	Growth
Bond	Growth-Income
Cash Management	High-Income Bond
Global Bond	International
Global Discovery	International Growth and Income
Global Growth	New World
Global Growth and Income	U.S. Government/AAA-Rated Securities

This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make gross purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46801-7866, or call 1-800-942-5500. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

June 1, 2009

Special Terms

In this prospectus, the following terms have the indicated meanings:

4LATER® Advantage or 4LATER® - An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE® Advantage in the future.

Account or variable annuity account (VAA) - The segregated investment account, Lincoln National Variable Annuity Account H, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value - Under i4LIFE® Advantage, the initial Account Value is the contract value on the valuation date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value equals the initial Account Value plus investment gains minus losses, regular income payments, Guaranteed Income Benefit payments, and withdrawals.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date and to calculate the i4LIFE® Advantage Account Value during the Access Period.

Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity Payouts.

Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.

Contract value (may be referenced to as account value in marketing materials) - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The Contracts - Death Benefit for a description of the various death benefit options.

Good Order - The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Guaranteed Income Benefit - An option that provides a guaranteed minimum payout floor for the i4LIFE® Advantage regular income payments. The calculation of the Guaranteed Income Benefit or the features applicable to the Guaranteed Income Benefit may vary based on the rider provisions applicable to certain contractowners.

Gross purchase payments - Amounts paid into the contract before deduction of the sales charge.

i4LIFE ® Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.

Lincoln Lifetime IncomeSM Advantage – Provides minimum guaranteed lifetime periodic withdrawals that may increase. The Lincoln Lifetime IncomeSM Advantage Plus may provide an amount equal to the excess of the initial Guaranteed Amount over the current contract value.

Lincoln SmartSecurity ® Advantage – Provides minimum guaranteed periodic withdrawals (for life, if the 1 Year Automatic Step-Up option is chosen), regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent purchase payments and step-ups.

Living Benefit – A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive. If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements. These riders are the Lincoln Smart Security ® Advantage, Lincoln Lifetime IncomeSM Advantage, 4LATER ® Advantage and i4LIFE ® Advantage (with or without the Guaranteed Income Benefit).

Net purchase payments - The gross purchase payment amount less the sales charge. The net purchase payment is the amount placed in the fixed account and/or the variable account.

Selling group individuals - A contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:

•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children.
•
Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted.

Contractowner Transaction Expenses:

• Sales charge (as a percentage of gross purchase payments):	5.75%*

*The sales charge percentage decreases as the value accumulated under certain of the owner's investment increases. See Charges and other deductions.

We may apply an interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal limit under the Lincoln SmartSecurity® Advantage and regular income payments under i4LIFE® Advantage). See Fixed Side of the Contract.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Account Fee: $ 20*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased on or after July 1, 2010:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.15%	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.25%	1.05%	0.80%	0.75%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased prior to July 1, 2010:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount**	1.10%	0.90%	0.75%	0.65%
*The account fee will be waived if your contract value is $50,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year. We do not assess the account fee on contracts issued before August 15, 2003.
**For contracts purchased before June 6, 2005, (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 0.92%; EGMDB 0.72%; Guarantee of Principal 0.60%; Account Value N/A.

In the event of a subsequent death benefit change, the charge will be based on the charges in effect at the time the contract was purchased.

Optional Rider Charges:
Lincoln Lifetime IncomeSM Advantage:
Lincoln Lifetime IncomeSM Advantage
Single or Joint Life Option
• Guaranteed maximum annual percentage charge*	1.50%
• Current annual percentage charge* **	0.90%
• Additional charge for LincolnLifetime IncomeSM
Advantage Plus*	0.15%
*The annual percentage charge is assessed against the Guaranteed Amount (initial gross purchase payment or contract value at the time of election) as increased for subsequent gross purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. These changes to the Guaranteed Amount are discussed below. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.
**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000.

Lincoln SmartSecurity® Advantage:

	Lincoln SmartSecurity® Advantage – 5 Year Elective Step-Up option† **	Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-Up option – Single Life (and prior version)	Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-Up option – Joint Life
• Guaranteed maximum annual
percentage charge*	0.95%	1.50%	1.50%
• Current annual percentage
charge*	0.65%	0.65%	0.80%

*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, and step-ups and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.
**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount.
†As of January 16, 2009, the Lincoln SmartSecurity®Advantage - 5 Year Elective Step-up option is no longer available for purchase.

4LATER® Advantage:
• Guaranteed maximum annual percentage charge*	1.50%
• Current annual percentage charge* **	0.65%
*The annual percentage charge for the 4LATER® Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER® Advantage charge is deducted from the subaccounts on a quarterly basis.
**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily account value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased on or after July 1, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge*	1.45%	1.20%	1.15%
*During the Lifetime Income Period, the charge will be the same rate as the i4LIFE® Advantage Account Value Death Benefit.

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased prior to July 1, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge*	1.30%	1.15%	1.05%
*During the Lifetime Income Period, the charge will be the same rate as the i4LIFE® Advantage Account Value Death Benefit.

Optional Rider Charges:

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value):

• Guaranteed maximum annual percentage charge	1.50%	**
• Current annual percentage charge	0.50%	*

4LATER® Advantage Guaranteed Income Benefit (as a daily percentage of average account value):
• Guaranteed maximum annual percentage charge	1.50%
• Current annual percentage charge	0.65%	* ***

For example, if you purchase the i4LIFE® Advantage EGMDB for 1.45% with the 4LATER® Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 2.95% (as a daily percentage of average account value).

*The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.
**Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.
***For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date:

•Mortality and expense risk charge and Administrative charge	0.75%*
*For contracts purchased prior to July 1, 2010, the charge will be 0.60%.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2008. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

	Maximum	Minimum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses:	1.06%	0.53%

The following table shows the expenses charged by each fund for the year ended December 31, 2008:
(as a percentage of each fund's average net assets):
	Management		12b-1		Other		Total
	Fees*	+	Fees	+	Expenses	=	Expenses*
Asset Allocation	.31%		.25%		.01%		.57%
Blue Chip Income and Growth	.42		.25		.01		.68
Bond	.39		.25		.01		.65
Cash Management	.32		.25		.00		.57
Global Bond	.57		.25		.02		.84
Global Discovery	.58		.25		.02		.85
Global Growth	.53		.25		.02		.80
Global Growth and Income	.59		.25		.02		.86
Global Small Capitalization	.71		.25		.03		.99
Growth	.32		.25		.01		.58
Growth-Income	.27		.25		.01		.53
High-Income Bond	.47		.25		.01		.73
International	.49		.25		.03		.77
International Growth and Income	.69		.25		.03		.97
New World	.76		.25		.05		1.06
U.S. Government/AAA-Rated Securities	.42		.25		.01		.68

* The Series' investment adviser waived a portion of its management fee from September 1, 2004 (May 1, 2006 in the case of Global Growth and Income Fund and October 4, 2006 in the case of Global Bond Fund) through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the prospectus and annual report.

Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees") not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB and the Lincoln Lifetime IncomeSM Advantage Plus at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$949	$1,739	$2,587	$4,993

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$949	$1,739	$2,587	$4,993

For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts - i4LIFE® Advantage Guaranteed Income Benefit Rider, 4LATER® Guaranteed Income Benefit and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary of Common Questions

What kind of contract am I buying? It is an individual variable and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The Contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your purchase payments among the various subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts - Asset Allocation Models.

What are Investment Requirements? If you elect one of the following riders: Lincoln Lifetime IncomeSM Advantage, 4LATER® Advantage, the Lincoln SmartSecurity® Advantage, or i4LIFE® Advantage with the Guaranteed Income Benefit, you will be subject to certain requirements for your subaccount investments. You will be limited in how much you can invest in certain subaccounts. Different Investment Requirements apply to different riders. See The Contracts - Investment Requirements.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your net purchase payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? The investment adviser for the funds is Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is registered as an investment adviser with the SEC. See Investments of the Variable Annuity Account--Investment Adviser.

How does the contract work? If we approve your application, we will send you a contract. When you make net purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? A front-end load is determined based on the gross purchase as it is received. The amount of the sales charge on any current gross purchase payment may be reduced based on the assets accumulated under the terms of the contract. The maximum front-end load is 5.75% of the gross purchase payment.

Currently there is no charge for a transfer. However, we reserve the right to impose a charge in the future of up to $25 per transfer, for transfers after the first 12 within a contract year.

We will deduct any applicable premium tax from gross purchase payments or contract value at the time the tax is incurred or at another time we choose.

See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds pay a management fee to CRMC based on average daily net asset value of each fund. See Investments of the Variable Annuity Account-- Investment Adviser. Each fund also has a 12b-1 fee and additional operating expenses. These are described in the prospectus for the series.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE® Advantage if elected. See The Contracts and Annuity Payouts.

For more information about the compensation we pay for sales of the contracts, see The Contracts - Distribution of the Contracts.

What gross purchase payments do I make, and how often? Subject to the minimum and maximum gross payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The Contracts - Death Benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date.

What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that you may purchase for an additional charge and which provides minimum guaranteed, periodic withdrawals for your life (Single Life Option) or for the lives of you and your spouse (Joint Life Option) regardless of the investment performance of the contract provided certain conditions are met.

Withdrawals are based on the Guaranteed Amount which is equal to the initial gross purchase payment (or contract value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent gross purchase payments, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts-Lincoln Lifetime IncomeSM Advantage. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

What is Lincoln Lifetime IncomeSM Advantage Plus? Lincoln Lifetime IncomeSM Advantage Plus is available for an additional fee and provides an increase in your contract value of an amount equal to the excess of the initial Guaranteed Amount over the current contract value on the seventh benefit year anniversary so long as no withdrawals have been taken and you adhere to certain Investment Requirements. Lincoln Lifetime IncomeSM Advantage Plus may only be purchased in addition to Lincoln Lifetime IncomeSM Advantage.

What are Living Benefit Riders? Living Benefit riders are optional riders available to purchase for an additional fee. These riders pro- vide different types of minimum guarantees if you meet certain conditions. If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit, and you will be subject to Investment Requirements. These riders are the Lincoln Smart Security ® Advantage and Lincoln Lifetime IncomeSM Advantage (both of which are withdrawal benefit riders) and 4LATER® Advantage and i4LIFE® Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). These riders are discussed in detail in this prospectus. In addition, there is an overview of these riders that is provided with this prospectus.

What is the Lincoln SmartSecurity® Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial gross purchase payment (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess withdrawals will adversely affect the Guaranteed Amount. You cannot simultaneously elect Lincoln SmartSecurity® Advantage with any other Living Benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Lincoln SmartSecurity® Advantage.

What is i4LIFE® Advantage? i4LIFE® Advantage is an income program, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a death benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE® Advantage payout phase, based on the i4LIFE® Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.

What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE® regular income payments. The i4LIFE® Guaranteed Income Benefit is purchased at the time you elect i4LIFE® Advantage or any time during the Access Period subject to terms and conditions at that time. 4LATER® Advantage, Lincoln Smart Security® Advantage and Lincoln Lifetime IncomeSM Advantage have features that may be used to establish the amount of the Guaranteed Income Benefit. 4LATER® Advantage is purchased prior to the time you elect i4LIFE® Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE ® Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the contract value at the time you elect i4LIFE® with the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln Smart Security® Advantage or Lincoln Lifetime IncomeSM Advantage to establish the Guaranteed Income Benefit at the time you terminate Lincoln Smart Security® Advantage or Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE® Advantage. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - i4LIFE® Advantage Guaranteed Income Benefit, 4LATER® Advantage Guaranteed Income Benefit, and Lincoln Lifetime IncomeSM Advantage - i4LIFE® Advantage option.

What is 4LATER® Advantage? 4LATER® Advantage, which may be available for purchase at an additional charge, is a way to guarantee- tee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE® Advantage regular income payments. 4LATER® Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - 4LATER® Advantage.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about accumulation unit values? Appendix A and B to this prospectus provide more information about accumulation unit values.

Investment Results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. Non-standard results will be calculated without sales charges. These results may be higher.

There can be no assurance that any money market fund will be able to maintain a net asset value per share. During extended periods of low interest rates and due to the contract fees and expenses, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The annual performance of the subaccounts is based on past performance and does not indicate or represent future performance.

The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your contract value, such as those associated with death benefit options and Living Benefit riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of contract value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other contractowner obligations.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 7866, Fort Wayne, IN 46801-7866 , or call 1-800-942-5500. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Lincoln Financial Group sells a wide variety of financial products and solutions through financial advisors: mutual funds, managed accounts, retirement solutions, life insurance, 401(k) and 403(b) plans, savings plans, institutional investments and comprehensive financial planning and advisory services.

Variable Annuity Account (VAA)

On February 7, 1989, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.

Financial Statements

The December 31, 2008 financial statements of the VAA and the December 31, 2008 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-800-942-5500.

Investments of the Variable Annuity Account

You decide the subaccount(s) to which you allocate net purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.

Investment Adviser

The investment adviser for the funds is Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is one of the nation's largest and oldest investment management organizations. As compensation for its services to the funds, the investment adviser receives a fee from the funds which are accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined, in the prospectus for the funds.

Certain Payments We Receive with Regard to the Funds

The American Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rate is 0.25% based on the amount of assets invested in the Funds attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the funds goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts and, in our role as intermediary, the funds. The amount we receive from these payments may be substantial.

Description of the Funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for the fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

American Funds Insurance SeriesSM, advised by Capital Research and Management Company

•	Asset Allocation Fund (Class 2): Current income.
•	Blue Chip Income and Growth Fund (Class 2): Income and growth.
•	Bond Fund (Class 2): Current income.
•	Cash Management Fund (Class 2): Preservation of capital.
•	Global Bond Fund (Class 2): Total return.
•	Global Discovery Fund (Class 2): Long-term growth.
•	Global Growth Fund (Class 2): Long-term growth.
•	Global Growth and Income Fund (Class 2): Growth and income.
•	Global Small Capitalization Fund (Class 2): Long-term growth.
•	Growth Fund (Class 2): Long-term growth.
•	Growth-Income Fund (Class 2): Growth and income.
•	High-Income Bond Fund (Class 2): High current income.
•	International Fund (Class 2): Long-term growth.
•	International Growth and Income Fund (Class 2): Long-term growth
•	New World Fund (Class 2): Long-term growth.
•	U.S. Government/AAA Rated Securities Fund (Class 2): High current income.

Fund Shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.

Reinvestment of Dividends and Capital Gain Distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, Deletion or Substitution of Investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.

We also may:

•	remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.

Charges and Other Deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the con- tracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits pay- able thereunder.

Our administrative services include:

•	processing applications for and issuing the contracts;
•
processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);

•	maintaining records;
•	administering annuity payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and electronic fund transfer services.
•
The risks we assume include:

•
the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

•	the risk that death benefits paid will exceed the actual contract value;
•	the risk that lifetime payments to individuals from Lincoln Smart Security ® Advantage or Lincoln Lifetime IncomeSM Advantage will exceed the contract value;
•	the risk that, if the i4LIFE ® Advantage with the Guaranteed Income Benefit or 4LATER ® Guaranteed Income Benefit is in effect, the required regular income payments will exceed the account value; and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.

Deductions from the VAA

For contracts purchased on or after July 1, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.15%	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.25%	1.05%	0.80%	0.75%

For contracts purchased prior to July 1, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:
	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount**	1.10%	0.90%	0.75%	0.65%
**For contracts purchased before June 6, 2005, (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 0.92%; EGMDB 0.72%; Guarantee of Principal 0.60%; Account Value N/A.

Sales Charge

A front-end load, or sales charge, will be applied to all initial and subsequent gross purchase payments that you may make. The charge is a percentage of each gross purchase payment and is based on the owner's investment at the time each gross purchase is made according to the following scale:

Owner's Investment	Sales Charge
Under $25,000	5.75%
$25,000-$49,999	5.00%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$749,999	2.00%
$750,000-$999,999	1.50%
$1,000,000 or greater	1.00%

The owner's investment is defined, in accordance with our procedures, as the sum of:

a.	The account values for any individual Lincoln variable annuity contracts owned by an eligible owner (defined below)
b.	the amount (in dollars) of an eligible owner's investment in existing retail mutual funds (excluding those assets in fee based or advisory accounts) in The American Funds Group
c.	the amount of the current gross purchase payment you are making into this contract.

These calculations may vary based upon the requirements of your state. Please check with your investment representative. Currently, direct purchases of money market funds are excluded from this program. No sales charges will be applied on contracts issued to selling group individuals, if applicable, in your state. An eligible owner includes you as the contractowner of your American Legacy Shareholder's Advantage contract, any joint owner you have named and any non-natural owner if the contractowner's or joint owner's social security number is listed on the contract or account.

For contracts issued prior to November 1, 2005, an eligible owner includes you as the owner of your American Legacy Shareholder's Advantage contract, and if you provide us with sufficient identifying information (name and Social Security Number), eligible owner will also include your spouse, and any of your children under the age of 21. If the owner of any contract under (a) above is a non-natural owner and if you, your spouse, or any children of yours under the age of 21 are the named annuitant, then you may include these account values in the calculation of the owner's investment for the contracts issued in one of the following IRS defined markets: Roth IRA, traditional IRA, non-qualified, SEP and 403(b) transfers. The nonnatural owner will include the account values from contracts in all other markets in its calculation of owner's investment.

In addition, for contracts issued on or after November 1, 2005:

•	Your broker's firm must be the broker of record for owner's investments and will provide Lincoln Life with the asset values in order for them to be included in the sales charge calculation;
•
This program is only available if your broker's firm has an agreement with Lincoln Life in which the broker-dealer firm agrees to provide Lincoln Life with your eligible asset values to determine the owner's investment. Assets held outside your broker's firm will not be included in the owner's investment calculation;

•
If your broker's firm does not have this agreement in place or does not provide Lincoln Life with asset values, only the assets in this particular American Legacy Shareholder's Advantage contract will be considered in the sales charge calculation; and

•	Check with your broker if you have questions regarding your owner's investment calculation.

You might be able to lower the sales charge you pay by indicating in a Letter of Intent, the total amount of purchase payments you intend to make in the thirteen months from the date you purchase your contract. On the date you purchase your contract, we will deduct a sales charge based on the total amount you plan to invest over the following thirteen months, if it is less than the sales charge based on your initial purchase payment. If you do not make the amount of purchase payments stated in the Letter of Intent during the thirteen month period, we will recalculate the sales charge based on the actual amount of purchase payments we received in the thirteen month period. If you owe us additional money, we will deduct this amount proportionately from your contract value during the fourteenth month. If you make a subsequent purchase into this contract, we may also accept a Letter of Intent for another thirteen month period. We reserve the right to discontinue this option at any time.

Account Fee

During the accumulation period, we will deduct $20 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $20 account fee will also be deducted from the contract value upon surrender. The account fee will be waived for any contract with a contract value that is equal to or greater than $50,000 on the contract anniversary, and will be waived after the fifteenth contract year. There is no account fee on contracts issued to selling group individuals.

Rider Charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.

Lincoln Lifetime IncomeSM Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage Single Life or Joint Life option. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is applied to the Guaranteed Amount as increased for subsequent gross purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. For riders purchased on or after March 2, 2009, the charge will also be deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.

The annual Rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional gross purchase payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual Rider percentage charge but will increase the dollar amount of charge.

Once cumulative additional purchase payments into your annuity contract after the first Benefit Year exceed $100,000, any additional gross purchase payment will potentially cause the charge for your Rider to change to the current charge for new purchases in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.

The Rider charge will be discontinued upon termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the Guaranteed Amount is reduced to zero while the contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

If you purchase Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 1.05% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.

Lincoln SmartSecurity® Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln SmartSecurity® Advantage, if elected. The Rider charge is currently equal to an annual rate of:

1)
0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option (for riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount); or

2)
0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up, Single Life option (and also the prior version of Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up); or

3)
0.80% of the Guaranteed Amount (0.2000% quarterly) for the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up, Joint Life option. See The Contracts - Lincoln SmartSecurity® Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

If you purchase this Rider in the future, the percentage charge will be the current charge in effect at the time of purchase. As of January 16, 2009, the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up Option is no longer available for purchase.

The charge is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. In Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option and the prior version of the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up (without the Single or Joint Life option), the charge may be deducted in pro- portion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln SmartSecurity® Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a Joint Life to a Single Life option after a death or divorce), a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE® Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, no Rider charge waiver is available with the Single Life and Joint Life options. The earlier version of the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) gross purchase payments made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.

4LATER® Advantage Charge. Prior to the periodic income commencement date (which is defined as the valuation date the initial regular income payment under i4LIFE® Advantage is determined), the annual 4LATER® charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial gross purchase payment or contract value at the time of election), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. An amount equal to the quarterly 4LATER® Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER® Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER® Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER® in the future, the percentage charge will be the charge in effect at the time you elect 4LATER®.

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER® Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER® Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER® at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER® Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER® Rider charge will be deducted upon termination of the 4LATER® Rider for any reason other than death. On the periodic income commencement date, a pro-rata deduction of the 4LATER® Rider charge will be made to cover the cost of 4LATER® since the previous deduction.

i4LIFE® Advantage Charge. i4LIFE® Advantage is subject to a charge (imposed during the i4LIFE ® Advantage payout phase), computed daily of the Account Value. The annual rate of the i4LIFE ® Advantage charge is: 1.15% for the i4LIFE® Advantage Account Value death benefit; 1.20% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.45% for the i4LIFE® Advantage EGMDB. (For contracts purchased prior to July 1, 2010, the annual rate of the i4LIFE ® Advantage charge is: 1.05% for the i4LIFE® Advantage Account Value death benefit; 1.15% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB.) This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). If i4LIFE® Advantage is elected at issue of the contract, i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. After the Access Period ends, the charge will be the same rate as the cost of the i4LIFE® Advantage Account Value death benefit.

i4LIFE® Advantage Guaranteed Income Benefit Charge. The Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB (For contracts purchased prior to July 1, 2010, the total current percentage charge is as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.)

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of this prospectus).  At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge to the amounts they were before the step-up period election occurred. Increased fees collected during the 30 day period will be refunded into your contract. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

4LATER® Guaranteed Income Benefit Charge. The 4LATER® Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the EGMDB. (For contracts purchased prior to July 1, 2010, the total current percentage charge is : 1.70% for the i4LIFE® Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the EGMDB.) (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.

On and after the periodic income commencement date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® charge as a daily percentage of average account value. This is a change to the calculation of the 4LATER® charge because after the periodic income commencement date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB (For contracts purchased prior to July 1, 2010, the total current percentage charge is as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.) Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge to the amounts they were before the step-up period election occurred. Increased fees collected during the 30-day period will be refunded into your contract. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%.

Other Charges and Deductions

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment. See Fixed Side of the Contract. Charges may also be imposed during the regular income and annuity payout period. See i4LIFE ® Advantage (including the i4LIFE ® Advantage and 4LATER ® Guaranteed Income Benefits) and Annuity Payouts.

The mortality and expense risk and administrative charge of 0.75% of the contract value will be assessed on all variable annuity payouts (except for the i4LIFE ® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.

There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectus for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:

•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.

The Contracts

Purchase of Contracts

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts.

When a completed application and all other information necessary for processing a purchase order is received at our Home office, an initial gross purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial gross purchase payment to your agent, we will not begin processing your purchase order until we receive the application and initial gross purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial gross purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the gross purchase payment will be returned immediately. Once the application is complete, we will allocate your initial gross purchase payment within two business days.

Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. Certain death benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax- favored arrangement itself provides tax-deferred growth.

Qualified, non-ERISA 403(b) contracts will only be issued for purchase payments that are either lump sum transfers or rollovers. The EGMDB and EEB death benefits and the Lincoln SmartSecurity ® Advantage are not available on contracts used for qualified plans other than IRA's and Roth IRA's.

Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or new sales charges may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.

Purchase Payments

Gross purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial gross purchase payment is $1,500. The minimum annual amount for additional gross purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a minimum gross purchase payment is not submitted, we will contact you to see if additional money will be sent, or if we should return the gross purchase payment to you. Gross purchase payments in total may not exceed $2 million without our approval. If you stop making gross purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Upon advance written notice, we reserve the right to limit gross purchase payments made to the contract.

Valuation Date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of Purchase Payments

Net purchase payments allocated to the variable account are placed into the VAA's subaccounts, according to your instructions. You may also allocate net purchase payments in the fixed account, if available.

The minimum amount of any net purchase payment which can be put into any one subaccount is $20. The minimum amount of any net purchase payment which can be put into a fixed account is $2,000, ($300 for contracts issued prior to August 15, 2003 (or later depending on your state), subject to state approval).

If we receive your gross purchase payment from you or your broker-dealer in good order at our Home office prior to 4:00 p.m., New York time, we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If we receive your gross purchase payment at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your gross purchase payment to your representative, we generally will not begin processing the gross purchase payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your gross purchase payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your gross purchase payment to us, and your gross purchase payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the accumulation unit value computed on that valuation date when processing your gross purchase payment. If your gross purchase payment was placed with your broker-dealer at or after 4:00 p.m. New York time, then we will use the accumulation unit value computed on the next valuation date.

The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of Accumulation Units

Net purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the net purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1.
The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the sub- account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2.
The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.	The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day.

In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

Transfers On or Before the Annuity Commencement Date

After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one sub account to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received.

Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. Currently, there is no charge for a transfer. However, we reserve the right to impose a charge in the future for transfers This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing programs elected on forms available from us. (See Additional Services and the SAI for more information on these programs.)

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.

Requests for transfers will be processed on the valuation date that they are received when they are received at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

After the first thirty days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:

•	the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
•	the minimum amount which can be transferred is $300 or the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE ® Advantage transfers) may be subject to interest adjustments, if applicable.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.

Market Timing

Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. While we reserve the right to enforce these policies and procedures, contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts.

The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.

Transfers After the Annuity Commencement Date

You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.

If you select i4LIFE ® Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account during the Access Period are the same as stated in the section of this prospectus called Transfers On or Before the Annuity Commencement Date. During the i4LIFE ® Advantage Lifetime Income Period, you are subject to the rights set forth in the prior paragraph.

Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. An assignment affects the death benefit and living benefits calculated under the contract. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.

Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The Contracts - Death Benefit. A contingent annuitant may be named or changed by notifying us in writing. Contingent annuitants are not allowed on contracts owned by non-natural owners. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.

Surrenders and Withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home office), subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Home office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.

If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into a SecureLine® account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.

The SecureLine® account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account. You may request that surrender proceeds be paid directly to you instead of deposited in a SecureLine® account.

Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post 1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant (a) attains age 59½, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to restrictions. Participants in the Texas Optional Retirement Program should refer to the Restrictions under the Texas Optional Retirement Program, later in this prospectus.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.

Additional Services

There are four additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing.

Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from our Home office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis or in accordance with other terms we make available. We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value. Withdrawals under AWS are subject to applicable interest adjustments. See Fixed Side of the Contract - Interest Adjustment.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.

Asset Allocation Models

Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your purchase payments among the various subaccounts and/or the fixed account. The models listed below were designed and prepared by Wilshire Associates, a registered investment advisory firm for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of contract value in some or all of the American Legacy subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your contract value (and any additional purchase payments you make) will be allocated among certain subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the subaccounts. We will deduct any withdrawals you make from the subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

In order to maintain the model's specified subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your contract value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

The models are static asset allocation models. This means that that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your contract value or purchase payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.

The election of certain Living Benefit riders may require that you allocate purchase payments in accordance with Investment Requirements that may be satisfied by choosing one of the asset allocation models. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements.

The following asset allocation models have been prepared by Wilshire Associates. The models are comprised of funds from the American Funds Insurance Series that are offered within your contract.

At this time, the available models are as follows:

•
American Legacy Fundamental Growth Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in eight equity subaccounts and 10% in two fixed income subaccounts. This model seeks long-term growth of capital.

•
American Legacy Fundamental Growth and Income Model is composed of specified underlying subaccounts representing a target allocation of approximately 80% in eight equity subaccounts and 20% in four fixed income subaccounts. This model seeks a balance between a high level of current income and growth of capital, with greater emphasis on growth of capital. This model will not be available for contracts purchased on or after June 30, 2009.

•
American Legacy Fundamental Balanced Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in seven equity subaccounts and 40% in four fixed income subaccounts. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

•
American Legacy Fundamental Equity Growth Model is composed of specified underlying subaccounts representing a target allocation of approximately 70% in eight equity subaccounts and 30% in four fixed income subaccounts. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

•
American Legacy Fundamental Income Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in six equity subaccounts and 60% in three fixed income subaccounts. This model seeks a high level of current income with some consideration given to growth of capital.

Your registered representative will have more information on the specific investments of each model.

Allocation Investment Strategy. This strategy is not available to contracts issued on or after June 30, 2009. Through the Allocation Investment Strategy you may allocate purchase payments and/or contract values to eight underlying funds in the percentages as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your contract value according to the strategy. The funds chosen individually in the same allocation do not meet this requirement. You may invest in any of these funds without adopting the strategy. Upon selection of this strategy, you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your contract value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. You may terminate the strategy at any time and reallocate your contract value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

• Global Small Capitalization Fund	10% of contract value
• Growth Fund	15% of contract value
• International Fund	10% of contract value
• Asset Allocation Fund	20% of contract value
• Blue Chip Income and Growth Fund	15% of contract value
• Growth-Income Fund	10% of contract value
• Bond Fund	15% of contract value
• High-Income Bond Fund	5% of contract value

Death Benefit

The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to i4LIFE® Advantage elections or to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.

UPON DEATH OF:	AND	AND	DEATH BENEFIT PROCEEDS PASS TO:
contractowner	There is a surviving joint owner	The annuitant is living or deceased	joint owner
contractowner	There is no surviving joint owner	The annuitant is living or deceased	designated beneficiary
contractowner	There is no surviving joint owner	The annuitant is living or deceased	contractowner's estate
and the beneficiary predeceases the
contractowner
annuitant	The contractowner is living	There is no contingent annuitant	The youngest contractowner
becomes the contingent annuitant
and the contract continues. The
contractowner may waive* this
continuation and receive the death
benefit proceeds.
annuitant	The contractowner is living	The contingent annuitant is living	contingent annuitant becomes the
annuitant and the contract continues
annuitant**	The contractowner is a trust or other	No contingent annuitant allowed	designated beneficiary
	non-natural person	with non-natural contractowner

*Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.
**Death of annuitant is treated like death of the contractowner.

If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE ® Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.

You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.

Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant. If your contract value equals zero, no death benefit will be paid.

Account Value Death Benefit. Contractowners who purchase their contracts on or after June 6, 2005 , (or later in those states that have not approved the contract changes) may select the Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a death benefit equal to the contract value on the valuation date the death benefit is approved by us for payment. No additional death benefit is provided. Once you have selected this death benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)

Guarantee of Principal Death Benefit. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:
•	The current contract value as of the valuation date we approve the payment of the claim; or
•
The sum of all gross purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage).

For contracts purchased prior to the time a state approves the above Guarantee of Principal Death Benefit calculation, the sum of all gross purchase payments will be reduced by the sum of all withdrawals.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.

For contracts issued on or after June 6, 2005 , (or later in those states that have not approved the contract changes), you may discontinue the Guarantee of Principal Death Benefit by completing the Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the valuation date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.

Enhanced Guaranteed Minimum Death Benefit (EGMDB)

If the EGMDB is in effect, the death benefit paid will be the greatest of:
•	the current contract value as of the valuation date we approve the payment of the claim; or
•
the sum of all gross purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Life- time IncomeSM Advantage); or

•
the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any gross purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by gross purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.

For contracts purchased prior to August 15, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal and premium taxes, if any.

You may discontinue the EGMDB at any time by completing the Death Benefit Discontinuance form and sending it to our Home office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after June 6, 2005 , (or later in those states that have not approved the contract changes), you may also choose the Account Value Death Benefit. We will deduct the applicable charge for the new death benefit as of that date. See Charges and Other Deductions.

The EGMDB is only available under nonqualified, IRA or Roth IRA contracts if the contractowner, joint owner and annuitant are under age 80 at the time of issuance.

Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:

• The current contract value as of the valuation date we approve the payment of the claim; or
• The sum of all gross purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage); or

• The highest contract value on any contract anniversary (including the inception date) (determined before the allocation of any gross purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is increased by gross purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value; or

• The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
o the contract earnings; or
o the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.

For contracts purchased prior to August 15, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equal:

•	the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the contract value as of the effective date of this Rider (determined before the allocation of any gross purchase payments on that date); minus
•
each gross purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

•
any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis is an amount equal to the greater of $0 and (A), where

(A) is the amount of the withdrawal minus the greater of $0 and (B); where
(B) is the result of [(i) – (ii)]; where
(i) is the contract value immediately prior to the withdrawal; and
(ii) is the amount of purchase payments made into the contract prior to the withdrawal.

The covered earnings limit equals 200% of:
•	the contract value as of the effective date of this Rider (determined before the allocation of any gross purchase payments on that date); plus
•
each gross purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus

•
any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis is an amount equal to the greater of $0 and (A), where

(A) is the amount of the withdrawal minus the greater of $0 and (B); where
(B) is the result of [(i) – (ii)]; where
(i) is the contract value immediately prior to the withdrawal; and
(ii) is the amount of purchase payments made into the contract prior to the withdrawal.

The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.

General Death Benefit Information

Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE ® Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, and the EEB Rider death benefit will be reduced to the EGMDB death benefit for a total annual charge of 1.05% (0.90% if your contract was purchased before July 1, 2010 or 0.72% if your contract was purchased before June 6, 2005), (or later in those states that have not approved the contract changes).

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us: and
2.	written authorization for payment; and
3.	all required claims, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

•	If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
•	If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine® account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine® is not a method of deferring taxation.

The SecureLine® account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine ® account. The recipient of death benefit proceeds may request to receive the proceeds in the form of a check rather than a deposit into the SecureLine® account.

Investment Requirements

If you purchase a Living Benefit rider (Lincoln Lifetime IncomeSM Advantage, 4LATER ® Advantage, Lincoln SmartSecuritySM Advantage, or the Guaranteed Income Benefit under i4LIFE ® Advantage), you will be subject to Investment Requirements, and you will be limited in how much you can invest in certain subaccounts of your contract. The Living Benefit rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Under each Option, we have divided the subaccounts of your contract into groups and have specified the minimum or maximum percentages of contract value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some subaccounts are not available to you if you purchase certain Riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

The chart below is provided to help you determine which Option of Investment Requirements, if any, applies to the Living Benefit rider you purchase. If you do not elect a Living Benefit rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you drop one rider and elect another rider.

IF YOU ELECT	AND THE DATE OF ELECTION IS	YOU WILL BE SUBJECT TO
		INVESTMENT	REQUIREMENTS
Lincoln Lifetime IncomeSM Advantage	Between February 19, 2008 and January 20, 2009	Option 2
	On or after January 20, 2009	Option 3
Lincoln SmartSecurity ® Advantage	Prior to April 10, 2006	N/A
	Between April 10, 2006 and January 20, 2009	Option 1
	On or after January 20, 2009	Option 3
4LATER ® Advantage	Between April 10, 2006 and January 20, 2009	Option 1
	On or after January 20, 2009	Option 3
i4LIFE ® Advantage with Guaranteed Income Benefit (v.1)	Prior to April 10, 2006	N/A
	On or after April 10, 2006	Option 1
i4LIFE ® Advantage with Guaranteed Income Benefit (v.2)	Between April 10, 2006 and January 20, 2009	Option 1
	On or after January 20, 2009	Option 3
i4LIFE ® Advantage with Guaranteed Income Benefit (v.3)	Between October 6, 2008 and January 20, 2009	Option 2
	On or after January 20, 2009	Option 3

Investment Requirements – Option 1

We intend to enforce these Investment Requirements on June 30, 2009 for contracts purchased with Investment Requirements Option 1.

No more than 35% of your contract value (includes Account Value if i4LIFE ® Advantage is in effect) can be invested in the following subaccounts ("Limited Subaccounts"):

•	Global Discovery
•	Global Growth
•	Global Growth and Income
•	Global Small Capitalization
•	High-Income Bond
•	International
•	International Growth & Income
•	New World

All other variable subaccounts will be referred to as "Non-Limited Subaccounts" .

You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%.

If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non- Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the American Funds Cash Management subaccount. We reserve the right to designate a different investment option other than the American Funds Cash Management subaccount as the default investment option should there be no contract value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.

We may move subaccounts on or off the Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1.	drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;
2.	submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or
3.	take no action and be subject to the quarterly rebalancing as described above.
Investment Requirements - Option 2

You can select the percentages of contract value (includes Account Value if i4LIFE ® Advantage is in effect) to allocate to individual subaccounts within each group, but the total investment for all subaccounts in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance contract value from the subaccounts and your allocation instructions do not contain any subaccounts that meet the Investment Requirements then that portion of the rebalanced contract value that does not meet the Investment Requirements will be allocated to the American Funds Cash Management subaccount as the default investment option or any other subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.

We may change the list of subaccounts in a group, change the number of groups, change the minimum or maximum percentages of contract value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1.	drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;
2.	submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
3.
if you take no action, such changes will apply only to additional purchase payments or to future transfers of contract value. You will not be required to change allocations to existing subaccounts, but you will not be allowed to add money, by either an additional purchase payment or a contract transfer, in excess of the new percentage applicable to a subaccount or subaccount group. This does not apply to subaccounts added to Investment Requirements on or after June 30, 2009.

4.
for subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the subaccount groups are as follows:

Group 1	Group 2
Investments must be at least 25% of contract value or Account Value	Investments cannot exceed 75% of contact value or Account Value
1. Bond Fund	All other investment options except as discussed below.
2. Global Bond Fund
3. High Income Fund
4. U.S. Government/AAA-Rated Securities

Group 3
Investments cannot exceed 10% of contract value or Account Value
No subaccounts at this time

To satisfy the Investment Requirements, you may allocate 100% of your contract value to the Asset Allocation Fund, an individual mutual fund offered by the American Funds Insurance Series as one of the subaccount options in your contract. If you allocate less than 100% of contract value to the Asset Allocation Fund, then the Asset Allocation Fund will be considered as part of Group 2 above and you will be subject to Group 2 restrictions. The fixed account is no longer available except for dollar cost averaging.

In addition, to satisfy the Investment Requirements, contract value can be allocated in accordance with certain asset allocation models made available to you by your broker-dealer as described above. At this time, 100% of the contract value can be allocated to one of the following models: American Legacy Fundamental Growth and Income Model, American Legacy Fundamental Equity Growth Model, American Legacy Fundamental Balanced Model, or American Legacy Fundamental Income Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract and that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 or Group 3 subaccounts as described above.

As discussed in the Lincoln Lifetime IncomeSM Advantage Plus section, if you purchase the Lincoln Lifetime IncomeSM Advantage Plus rider before January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the Asset Allocation Fund, a subaccount, or to an asset allocation model: the American Legacy Fundamental Balanced Model or the American Legacy Fundamental Income Model.

Investment Requirements - Option 3

You can select the percentages of contract value (includes Account Value if i4LIFE ® Advantage is in effect) to allocate to individual subaccounts within each group, but the total investment for all subaccounts within the group must comply with the specified mini- mum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. If we rebalance contract value from the subaccounts and your allocation instructions do not contain any subaccounts that meet the Investment Requirements, then that portion of the rebalanced contract value that does not meet the Investment Requirements will be allocated to the American Funds Cash Management subaccount as the default investment option or any other subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.

We may change the list of subaccounts in a group, change the number of groups, change the minimum or maximum percentages of contract value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time, in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1.	drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;
2.	submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
3.
take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the subaccount groups are as follows:

Group 1	Group 2
Investments must be at least 25% of contract value or Account Value	Investments cannot exceed 75% of contact value or Account Value
1. Bond Fund	All other investment options except as discussed below.
2. Global Bond Fund
3. U.S. Government/AAA-Rated Securities

Group 3
Investments cannot exceed 10% of contract value or Account Value
No subaccounts at this time

To satisfy these Investment Requirements, you may allocate 100% of your contract value to the Asset Allocation Fund, an individual mutual fund offered by the American Funds Insurance Series as one of the subaccount options in your contract. If you allocate less than 100% of contract value to the Asset Allocation Fund, then the Asset Allocation Fund will be considered as part of Group 2 above and you will be subject to Group 2 restrictions. The fixed account is no longer available except for dollar cost averaging.

In addition, to satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models made available to you by your broker-dealer as described above. At this time, 100% of the contract value can be allocated to one of the following models: American Legacy Fundamental Equity Growth Model, American Legacy Fundamental Balanced Model or American Legacy Fundamental Income Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract and that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 or Group 3 subaccounts as described above.

As discussed in the Lincoln Lifetime IncomeSM Advantage Plus section, if you purchase the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the American Legacy Fundamental Income Model.

Living Benefit Riders

The optional Living Benefit Riders offered under this variable annuity contract - Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity ® Advantage, i4LIFE ® Advantage with the Guaranteed Income Benefit and 4LATER ® Advantage - are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity ® Advantage) or a minimum annuity payout (i4LIFE ® Advantage and 4LATER ® Advantage). You may not elect more than one Living Benefit rider at a time. Upon election of a Living Benefit rider, you will be subject to Investment Requirements. The overview chart provided with this prospectus provides a brief description and comparison of each Living Benefit rider. Terms and conditions may change after the contract is purchased.

Lincoln Lifetime IncomeSM Advantage

The Lincoln Lifetime IncomeSM Advantage is a Rider that is available for purchase with your variable annuity contract if the purchase payment or contract value (if purchased after the contract is issued) is at least $25,000. All references to purchase payments are to gross purchase payments unless otherwise specified. This Rider provides minimum, guaranteed, periodic withdrawals for your life as contractowner/annuitant (Single Life Option) or for the lives of you as contractowner/annuitant and your spouse as joint owner or primary beneficiary (Joint Life Option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract but, is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount and decreased by withdrawals in accordance with the provisions set forth below. No additional purchase payments are allowed if the contract value decreases to zero for any reason.

This Rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the Single Life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the Joint Life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maxi- mum Annual Withdrawal amount and any withdrawals prior to age 59½ (for the Single Life Option) or age 65 (for the Joint Life Option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up and the Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.

An additional option, available for purchase with your Lincoln Lifetime IncomeSM Advantage provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your contract value of an amount equal to the excess of your initial Guaranteed Amount (and purchase payments made within 90 days of rider election) over your contract value. This option is called Lincoln Lifetime IncomeSM Advantage Plus and is discussed in detail below. You may consider purchasing this option if you want to guarantee at least a return of your initial purchase payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must be purchased with the Lincoln Lifetime IncomeSM Advantage.

By purchasing the Lincoln Lifetime IncomeSM Advantage Rider, you will be limited in how you can invest in the subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements - Option 3 if you purchased the Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts - Investment Requirements - Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment option until the seventh Benefit Year anniversary is to allocate 100% of your contract value to the American Legacy Fundamental Income Model. If you purchased the Lincoln Lifetime IncomeSM Advantage Plus Option before January 20, 2009, your only investment options until the seventh Benefit Year anniversary are: to allocate 100% of your contract value to the Asset Allocation Fund subaccount or to one of the two asset allocation models - the American Legacy Fundamental Balanced Model or American Legacy Fundamental Income Model. You may not transfer contract value out of these subaccounts/models to any other subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other subaccounts in your contract, subject to the Investment Requirements.

Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus (see Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity ® Advantage and i4LIFE ® Advantage option). Not all riders will be available at all times.

We have designed the rider to protect you from outliving your contract value. If the rider terminates or you (or your spouse, if applicable) die before your contract value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your contract value will be reduced to zero before your (or your spouse's) death.

If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Home Office), the Rider will be effective on the next valuation date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit rider.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the initial Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guar- anteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if Joint Life Option) are the covered lives under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity ® Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the Rider effective date, each time a purchase payment is made after the cumulative purchase payments equal or exceed $100,000, the charge for your Rider may change on the next Benefit Year anniversary. The charge will be the current charge in effect on that next Benefit Year Anniversary, for new purchases of the Rider. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge in this prospectus. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional purchase payments on the Lincoln Lifetime IncomeSM Advantage charge:

Initial purchase payment	$100,000
Additional purchase payment in Year 2	$ 95,000 No change to charge
Additional purchase payment in Year 3	$ 75,000 Charge will be the current charge
Additional purchase payment in Year 4	$ 25,000 Charge will be the current charge

Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative purchase payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus purchase payments received in that year, will be increased by 5% if the contract owner/annuitant (as well as the spouse if the Joint Life option is in effect) are under age 86 and the Rider is within the 10 year period described below. Additional purchase payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that purchase payment. Any purchase payments made within the first 90 days after the effective date of the Rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.

Note: The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:

Initial purchase payment = $100,000; Guaranteed Amount = $100,000

Additional purchase payment on day 30 = $15,000; Guaranteed Amount = $115,000

Additional purchase payment on day 95 = $10,000; Guaranteed Amount = $125,000

On the first Benefit Year Anniversary, the Guaranteed Amount is $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 10 years from the effective date of the Rider. The 5% Enhancement will cease upon the death of the contract owner/annuitant or upon the death of the survivor of the contractowner or spouse (if Joint Life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the Rider, and a new 15-year period will begin following each Automatic Annual Step-up.

Any withdrawal from the contract value limits the 5% Enhancement as follows:

a.
The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the Rider is within the 10-year period as long as the contract owner/ annuitant (Single Life Option) is 59½ or older or the contractowner and spouse (Joint Life Option) are age 65 or older.

b.
If the contractowner/annuitant (Single Life Option) is under age 59½ or the contractowner or spouse (Joint Life Option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the contract value (as described below) occurs.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the Rider will not change. However, the amount you pay for the Rider will increase since the charge for the Rider is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary if:

a.	the contractowner/annuitant (Single Life Option), or the contractowner and spouse (Joint Life option) are both still living and under age 86; and

b.	the contract value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current contract value as described above, your percentage charge for the Rider will be the current charge for the Rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the Rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional purchase payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments and issue age above 59½ (Single Life) or 65 (Joint Life):

			Potential for	Length of 5%
		Guaranteed	Charge to	Enhancement
	Contract Value	Amount	Change	Period
Initial Purchase Payment $50,000	$47,750*	$50,000	No	10
1st Benefit Year Anniversary	$ 54,000	$54,000	Yes	10
2nd Benefit Year Anniversary	$ 53,900	$56,700	No	9
3rd Benefit Year Anniversary	$ 57,000	$59,535	No	8
4th Benefit Year Anniversary	$ 64,000	$64,000	Yes	10
*The beginning Contract Value is the initial purchase payment less the 4.5% sales charge.

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Step-up to 200% of the initial Guaranteed Amount. For contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, on the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any purchase payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:

1)	any withdrawal was made prior to age 59½ (Single Life) or age 65 (Joint Life);
2)	an Excess Withdrawal (defined below) has occurred; or
3)
cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus purchase payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).

For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).

If you purchased the Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.

This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus purchase payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

The following example demonstrates the impact of this Step-up on the Guaranteed Amount:

Initial purchase payment at age 55 = $200,000; Guaranteed Amount =$200,000; Maximum Annual Withdrawal amount = $10,000.

After 10 years, at age 65, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the contract value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guar- anteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.

The 200% Step-up cannot increase the Guaranteed Amount beyond the Maximum Guaranteed Amount of $10,000,000.

Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (contractowner) lifetime (Single Life Option) or the lifetimes of you and your spouse (Joint Life Option)as long as you are at least age 59½ (Single Life Option) or you and your spouse are both at least age 65 (Joint Life Option) and your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under Joint Life Option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and the Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).

The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value.

The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the contractowner/annuitant is age 59½ or older or the contractowner and spouse (Joint Life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the Rider (36 months or more for contractowners who purchased this Rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.

The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.

The Maximum Annual Withdrawal amount is increased by 5% of any additional purchase payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).

5% Enhancements, Automatic Annual Step-ups and the 200% Step-up will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:

a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if Joint Life Option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 59½ (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the con- tract during the Benefit Year (including the current withdrawal) after age 59½ (Single Life) or age 65 (Joint Life) are within the Maximum Annual Withdrawal amount, then:

1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2.	the Maximum Annual Withdrawal amount will remain the same.
The impact of withdrawals prior to age 59½ or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional purchase payments and the contractowner (Single Life) is older than 59½ and the contractowner and spouse (Joint Life) are both older than 65):

			Maximum Annual
	Contract Value	Guaranteed Amount	Withdrawal Amount
Initial Purchase Payment $50,000	$47,750*	$50,000	$2,500
1st Benefit Year Anniversary	$ 54,000	$54,000	$2,700
2nd Benefit Year Anniversary	$ 51,000	$51,300	$2,700
3rd Benefit Year Anniversary	$ 57,000	$57,000	$2,850
4th Benefit Year Anniversary	$ 64,000	$64,000	$3,200
*The beginning Contract Value is the initial purchase payment less the 4.5% sales charge.

The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic monthly or quarterly installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

1.	Lincoln's monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

2.	The RMD calculation must be based only on the value in this contract; and

3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal Amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:

1.
The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.

2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

3. The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal: Contract Value = $60,000 Guaranteed Amount = $85,000

Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):

The contract value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:

Contract Value = $55,000

Guaranteed Amount = $80,000

The contract value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.72%, the same proportion that the Excess Withdrawal reduced the $55,000 contract value ($7,000 ÷ $55,000)

Contract value = $48,000

Guaranteed Amount = $69,818 ($80,000 X 12.72% = $10,181; $80,000 - $10,181 = $69,818) Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Withdrawals before age 59½/65. If any withdrawal is made prior to the time the contractowner is age 59½ (Single Life) or the contractowner and spouse (Joint Life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:

1.
The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the contract value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);

2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;

3.
The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the contract value occurs. This Automatic Annual Step-up will not occur until the contract value exceeds the Guaranteed Amount on a Benefit Year anniversary. See the 5% Enhancement section above), and

4.	The 200% Step-up will never occur.
The following is an example of the impact of a withdrawal prior to age 59½ for single or age 65 for joint:

•	$100,000 purchase payment
•	$100,000 Guaranteed Amount
•	A 10% market decline results in a contract value of $90,000
•	$5,000 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 59½, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/ $90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% times $94,444).

In a declining market, withdrawals prior to age 59½ (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus, ("Plus Option"), on the seventh Benefit Year anniversary, you may elect to receive an increase in your contract value equal to the excess of your initial Guaranteed Amount (plus any purchase payments made within 90 days of the rider effective date), over your current contract value. Making this election will terminate the Plus Option as well as the Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the contract value and the initial Guaranteed Amount (plus any purchase payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary.

You may not elect to receive an increase in contract value if any withdrawal is made, including Maximum Annual Withdrawal amounts, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.

If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.

The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:

Initial purchase payment of $100,000; Initial Guaranteed Amount of $100,000.

On the seventh Benefit Year anniversary, if the current contract value is $90,000; the contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue the Lincoln Lifetime IncomeSM Advantage) will terminate at that time.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment option until the seventh Benefit Year anniversary is to allocate 100% of your contract value to the American Legacy Fundamental Income Model. If you purchased the Lincoln Lifetime IncomeSM Advantage Plus Option prior to January 20, 2009, your only investment options until the seventh Benefit Year anniversary are the: to allocate 100% of your contract value to the Asset Allocation Fund subaccount or to one of the two asset allocation models - the American Legacy Fundamental Balanced Model or American Legacy Fundamental Income Model. You may not transfer contract value out of these subaccounts/models to any other subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other subaccounts in your contract, subject to the Investment Requirements.

Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal Amount, because you have reached the Maturity Date of the Contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the Joint Life option.

If the contract value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.

If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, you may be eligible for a final payment upon death of the Single Life or surviving Joint Life. To be eligible the death benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.

The final payment is equal to the sum of all purchase payments, decreased by withdrawals in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the purchase payments dollar for dollar. If your death benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of the Lincoln Lifetime Income® Advantage will reduce the sum of all purchase payments on a dollar for dollar basis.

Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the beneficiary elects to continue the contract after the death of the Single Life (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.

Upon the first death under the Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.

As an alternative, after the first death, the surviving spouse may choose to terminate the Joint Life option and purchase a new Single Life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the Single Life Rider option for new issues will provide an earlier age (59½) to receive Maximum Annual Withdrawal amounts.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may terminate the Joint Life Option and purchase a Single Life Option, if available, (if the contractowner is under age 65) at the current Rider charge and the terms in effect for new sales of the Single Life Option.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

General Provisions.

Termination. After the seventh anniversary of the effective date of the Rider, the contractowner may terminate the Rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:

•	Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the contract value equal to the excess of your initial Guaranteed Amount over the contract value;
•	on the annuity commencement date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•
if the contractowner or annuitant is changed (except if the surviving spouse under the Joint Life option assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;

•	upon the death under the Single Life option or the death of the surviving spouse under the Joint Life option;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect any Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage, 4LATER® Advantage or any other living benefits we may offer in the future. The one-year wait does not apply to the election of a new rider after the exercise (and resulting termination) of the Lincoln Lifetime IncomeSM Advantage Plus.

Compare to Lincoln SmartSecurity® Advantage. If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage and the Lincoln SmartSecurity ® Advantage (only one of these riders can be added to a contract at any one time): the Lincoln Lifetime IncomeSM Advantage has the opportunity to provide a higher Guaranteed Amount because of the 5% Enhancement, Automatic Annual Step-up or 200% Step-up and this benefit also provides the potential for lifetime withdrawals from an earlier age for the Single Life Option only (59 ½ rather than age 65 with the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-Up). However, the percentage charge for the Lincoln Lifetime IncomeSM Advantage is higher for the Single Life (lower for the Joint Life) and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement. Another factor to consider is that immediate withdrawals from your contract, under the Lincoln Lifetime IncomeSM Advantage, will adversely impact the 5% Enhancement and 200% Step-up. In addition, if the withdrawal is made before age 59½ (Single Life) or age 65 (Joint Life), the 5% Enhancement is further limited and the 200% Step-up is not available. The Lincoln SmartSecurity ® Advantage provides that Maxi- mum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage does not offer this feature. The Investment Requirements and Termination provisions are different between these two riders.

i4LIFE® Advantage Option. i4LIFE® Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE® Advantage if i4LIFE® Advantage will provide a higher payout amount. If this decision is made, the contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE® Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE® Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.

i4LIFE® Advantage with the Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE® Advantage and the Guaranteed Income Benefit sections of your prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE® Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years.

Below is an example of how the Guaranteed Amount from the Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE® Advantage.

Prior to i4LIFE ® Advantage election:

Contract Value = $100,000

Guaranteed Amount = $150,000 After i4LIFE®Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE® Advantage annuity factor

Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value. If you elect the Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 59½ for the Single Life Option or age 65 for Joint Life Option, will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See The Contracts - Death Benefits. Any Excess Withdrawals and all withdrawals prior to age 59½ for Single Life or age 65 for Joint Life will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage are in effect when the contractowner dies. Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal $80,000

Maximum Annual Withdrawal Amount $ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:

a)	Contract value $80,000
b)	Sum of purchase payments $100,000
c)	Highest anniversary contract value $150,000
Withdrawal of $9,000 will impact the death benefit calculations as follows:

a)	$80,000 - $9,000 = $71,000 (Reduction $9,000)
b)
$100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
$95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.

c)	$150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875] The entire $9,000 withdrawal reduces the death benefit option pro rata. Total reduction = $16,875.
Item c) provides the largest death benefit of $133,125.

Availability. The Lincoln Lifetime IncomeSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The contractowner/annuitant as well as the spouse under the Joint Life option must be under age 86 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE® Advantage or on or after the Annuity Commencement Date and must wait at least 12 months after terminating 4LATE ® Advantage, Lincoln SmartSecurity® Advantage or any other living benefits we may offer in the future. If you decide to drop a rider to add Lincoln Lifetime IncomeSM Advantage, your Guaranteed Amount will equal the current contract value on the effective date of the change. Before you make this change, you should consider that no guarantees or fee waiver provisions carry over from the previous rider. The Lincoln Lifetime IncomeSM Advantage terminates after the death of a covered life and the Guaranteed Amount is not available to a beneficiary. You will be subject to additional Investment Requirements. See the comparison to Lincoln SmartSecurity ® Advantage for other factors to consider before making a change.

There is no guarantee that the Lincoln Lifetime IncomeSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. In addition, certain features of the Rider may not be available in some states. Check with your investment representative regarding availability.

Lincoln SmartSecurity ® Advantage

The Lincoln SmartSecurity ® Advantage is a Rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial gross purchase payment (or contract value if elected after contract issue) adjusted for subsequent gross purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up):

Lincoln SmartSecurity ® Advantage - 5 Year Elective Step-up or Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up

The Lincoln SmartSecurity ® Advantage - 5 Year Elective Step-up option is no longer available for purchase after January 16, 2009. Under the Lincoln SmartSecurity ® Advantage - 5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up, the contractowner can also initiate additional ten-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up Single Life or Joint Life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.

By purchasing this Rider, you will be limited in how much you can invest in certain subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with its variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your contract value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect the Lincoln SmartSecurity ® Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage, which provides minimum guaranteed, periodic withdrawals for life. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity ® Advantage.

If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home office), the Rider will be effective on the next valuation date following approval by us.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial gross purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity ® Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined Guaranteed Amount of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse if joint owner are the annuitant) under either the Lincoln SmartSecurity ® Advantage or the Lincoln Lifetime IncomeSM Advantage.

Additional gross purchase payments automatically increase the Guaranteed Amount by the amount of the gross purchase payment (not to exceed the maximum); for example, a $10,000 additional gross purchase payment will increase the Guaranteed Amount by $10,000. For the Lincoln SmartSecurity ® Advantage - 5 Year Elective Step-up option we may restrict gross purchase payments to your annuity contract in the future. We will notify you if we restrict additional gross purchase payments. For the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option, we will allow gross purchase payments into your annuity contract after the first anniversary of the Rider effective date if the cumulative additional gross purchase payments exceed $100,000 only with prior Home Office approval. Additional gross purchase payments will not be allowed if the contract value is zero.

Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional gross purchase payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and
b. the contract value as of the valuation date, after the deduction of any withdrawals (including charges and interest adjustments), the Rider charge and account fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and
b. the contractowner or joint owner is still living.

If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional purchase payments):

	Contract Value	Guaranteed Amount
* Initial purchase payment $50,000(less 4.5% sales	$47,750	$50,000
charge)
* 1st Benefit Year Anniversary	$54,000	$54,000
* 2nd Benefit Year Anniversary	$53,900	$54,000
* 3rd Benefit Year Anniversary	$57,000	$57,000

Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year Anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year Anniversary.

Under the Lincoln SmartSecurity ® Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity ® Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up options, contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Gross purchase payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A contractowner elected step-up (including contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity ® Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is:

•	7% of the Guaranteed Amount under the Lincoln SmartSecurity ® Advantage - 5 Year Elective Step-up option and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option.

If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional gross purchase payments. For example, if the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional gross purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:

a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to the interest adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic monthly or quarterly installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:

1. The Guaranteed Amount is reduced to the lesser of:
•	the contract value immediately following the withdrawal, or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal amount will be the least of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
•	the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal: Contract Value = $60,000 Guaranteed Amount = $85,000

Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:

Contract Value = $53,000

Guaranteed Amount = $53,000

Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the contract value immediately following the withdrawal ($53,000) or the Guar- anteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).

The Maximum Annual Withdrawal amount was reduced to the least of:

1)	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2)	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the contract value following the withdrawal ($2,650); or
3)	The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Under the Lincoln SmartSecurity ® Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to an interest adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the interest adjustment calculation.

Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the Lincoln SmartSecurity ® Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guar- anteed for your (contractowner) lifetime (if you purchase the Single. Life option) or for the lifetimes of you (contractowner) and your spouse (if the Joint Life option is purchased), as long as:

1)	No withdrawals are made before you (and your spouse if a Joint Life) are age 65; and
2)	An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:

1)
If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the contract value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or

2)
The contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first valuation date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that valuation date. This will reduce your Maximum Annual Withdrawal amount. A contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

a.	the contractowner (and spouse if applicable) is age 65;

b.
the contract is currently within a ten-year automatic step-up period described above (or else a contractowner submits a step-up request to start a new ten-year automatic step-up period) (the contractowner must be eligible to elect a step-up; i.e., all contractowners and the annuitant must be alive and under age 81); and

c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up Single Life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.

Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.

The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE ® Advantage, which are based on your contract value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your contract value is less than the Guaranteed Amount (and you don't believe the contract value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.

If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life under the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up-Single Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new Single Life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount ; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount and 3) the cost of the Single Life option.

Upon the first death under the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up-Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's beneficiary elects to take the annuity death benefit in installments, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the Joint Life option to the Single Life option, if the surviving spouse is under age 81. This will cause a reset of the Guar- anteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the Single Life option is less than the cost of the Joint Life option.

If the surviving spouse of the deceased contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new contractowner. Under the Lincoln SmartSecurity ® Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a non-spouse beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecurity ® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the death benefit.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may change from a Joint Life Option to a Single Life Option (if the contractowner is under age 81) at the current Rider charge for new sales of the Single Life Option. At the time of the change, the Guaranteed Amount will be reset to the current contract value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the contractowner may terminate the Rider by notifying us in writing. Lincoln SmartSecurity ® Advantage will automatically terminate:

•	on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE ® Advantage;
•
if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;

•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
•	upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect any Lincoln SmartSecurity ® Advantage, Lincoln Lifetime IncomeSM Advantage or 4LATER ® Advantage or any other living benefit we are offering in the future.

i4LIFE ® Advantage Option. Contractowners with an active Lincoln SmartSecurity ® Advantage who decide to terminate the Lincoln SmartSecurity ® Advantage rider and purchase i4LIFE ® Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE ® Advantage terms and charge in effect at the time of the i4LIFE ® Advantage election. Contractowners may consider this if i4LIFE ® Advantage will provide a higher payout amount. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts, applicable guarantees and applicable Investment Requirements. You should discuss this decision with your registered representative. See i4LIFE ® Advantage.

Availability. The Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. All contractowners and the annuitant of the contracts with the Lincoln SmartSecurity ® Advantage - 1 Year Automatic Step-up option must be under age 81 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE ® Advantage or 4LATER ® Advantage or on or after the Annuity Commencement Date. The Lincoln SmartSecurity ® Advantage - 5 Year Elective Step-up option is no longer available for purchase.

There is no guarantee that the Lincoln SmartSecurity ® Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. Check with your investment representative regarding availability.

i4LIFE ® Advantage

i4LIFE ® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional annuity payout rider you may purchase at an additional cost and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE ® Advantage Guaranteed Income Benefit or the 4LATERSM Guaranteed Income Benefit (described below) for an additional charge. See Charges and Other Deductions - i4LIFE ® Advantage Charges.

i4LIFE ® Advantage is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. i4LIFE ® Advantage is different from other annuity payout options provided by Lincoln because with i4LIFE ® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your regular income payments. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non- qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP markets). This option, when available in your state, is subject to a charge (imposed only during the i4LIFE ® Advantage payout phase) computed daily on the average account value. See Charges and Other Deductions - i4LIFE ® Advantage Charges.

i4LIFE ® Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our Home Office. If you purchased 4LATER ® Advantage, you must wait at least one year before you can purchase i4LIFE ® Advantage. When you elect i4LIFE ® Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant and secondary life may not be changed after i4LIFE ® Advantage is elected. For qualified contracts, the secondary life must be the spouse. See i4LIFE ® Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE ® Advantage election.

i4LIFE ® Advantage for IRA annuity contracts is only available if the annuitant and secondary life, if applicable, are age 59½ or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. i4LIFE ® Advantage must be elected by age 85 for qualified contracts. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected.

Additional gross purchase payments will not be accepted once i4LIFE ® Advantage becomes effective for a non-qualified annuity contract.

If i4LIFE ® Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once i4LIFE ® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.

When you elect i4LIFE ® Advantage you must select a death benefit option. Once i4LIFE ® Advantage begins, any prior death benefit election will terminate and the i4LIFE ® Advantage death benefit will be in effect. Existing contractowners, with the Account Value death benefit, who elected i4LIFE ® Advantage must choose the i4LIFE ® Advantage Account Value death benefit. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE ® Advantage began. See The Contracts - i4LIFE ® Advantage Death Benefits.

Access Period. At the time you elect i4LIFE ® Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.

We will establish the minimum (currently 5 years) and maximum (currently to age 115 for non-qualified contracts; to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE ® Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE ® Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE ® Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income Benefit with i4LIFE ® Advantage.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE ® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.

Regular income payments during the Access Period. i4LIFE ® Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE ® Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE ® Advantage.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any applicable interest adjustments. See Charges and Other Deductions. For information regarding income tax consequences of regular income payments, see Federal Tax Matters.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:

•	the age and sex of the annuitant and secondary life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the regular income payments;
•	the assumed investment return you selected; and
•	the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable. (The contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period. Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

For nonqualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, i4LIFE ® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.

Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:

•	the age and sex of the annuitant and secondary life (if living);
•	the frequency of the regular income payments;
•	the assumed investment return you selected; and
•	the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.

i4LIFE® Advantage Death Benefits

i4LIFE® Advantage Account Value Death Benefit. The i4LIFE ® Advantage Account Value death benefit is available during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.

i4LIFE ® Advantage Guarantee of Principal Death Benefit. The i4LIFE ® Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:

•	the Account Value as of the valuation date we approve the payment of the claim; or
•	the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
o	regular income payments, including withdrawals to provide the Guaranteed Income Benefits, reduce the death benefit by the dollar amount of the payment; and
o
all other withdrawals, if any, reduce the death benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE ® Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the contract value or Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The following example demonstrates the impact of a proportionate withdrawal on your death benefit:

• i4LIFE ® Advantage Guarantee of Principal death benefit	$200,000
• Total i4LIFE ® Regular Income payments	$ 25,000
• Additional Withdrawal	$ 15,000	($15,000/$150,000=10%withdrawal)
• Account Value at the time of Additional Withdrawal	$150,000

Death Benefit Value after i4LIFE ® regular income payment = $200,000 - $25,000 = $175,000

Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500

Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500

The regular income payments reduce the death benefit by $25,000 and the additional withdrawal causes a 10% reduction in the death benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE ® Advantage Guarantee of Principal death benefit may elect to change to the i4LIFE ® Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE ® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE ® Advantage Guarantee of Principal Death Benefit.

i4LIFE ® Advantage EGMDB. The i4LIFE ® Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:

•	the Account Value as of the valuation date on which we approve the payment of the claim; or
•	the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
o
regular income payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the death benefit by the dollar amount of the payment or in the same proportion that regular income payments reduce the Account Value, depending on the terms of your contract; and

o
all other withdrawals, if any, reduce the death benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE ® Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election; or
•
the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by gross purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that regular income payments and withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement ABE) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the purchase payments, but will be reduced by the regular income payments and withdrawals on either a dollar for dollar basis or in the same proportion that the regular income payment or withdrawal reduced the contract value or Account Value, depending on the terms of your contract.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive death benefit option) prior to electing i4LIFE® Advantage and this death benefit was in effect when you purchased i4LIF ® Advantage, we will look at the contract value before i4LIFE ® Advantage and the Account Value after the i4LIFE ® Advantage election to determine the highest anniversary value.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE ® Advantage Guarantee of Principal or i4LIFE ® Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE ® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE ® Advantage EGMDB.

General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit. The death benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE® Advantage Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no secondary life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse beneficiary may start a new i4LIF ® Advantage program.

If a death occurs during the Access Period, the value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

a.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
b.	written authorization for payment; and
c.	all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be tax- able. See Federal Tax Matters.

Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue, if applicable. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible contractowners of non-qualified i4LIFE ® Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:

•	you are purchasing i4LIFE ® Advantage with the EGMDB death benefit;
•
you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;

•	the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);
•	all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
•	the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).

Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE ® Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:

•	140% of the prior contract's cash value; or
•	the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE ® Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the valuation date the i4LIFE ® Advantage EGMDB death benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.

Guaranteed Income Benefit with i4LIFE ® Advantage

A Guaranteed Income Benefit is available for purchase when you elect i4LIFE ® Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE® Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER® Advantage section of this prospectus for a discussion of the 4LATER® Guaranteed Income Benefit.

Once the Guaranteed Income Benefit is elected, additional gross purchase payments cannot be made to the contract. Election of this rider will limit how much you can invest in certain subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage will determine which Investment Requirement option applies to you.

There is no guarantee that the i4LIFE® Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider.

i4LIFE® Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE ® Advantage or anytime during the Access Period, subject to terms and conditions at that time. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity ® Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.

The Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE ® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected. Contractowners who purchased the Lincoln SmartSecurity ® Advantage or Lincoln Lifetime IncomeSM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value.

If the amount of your i4LIFE® Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE ® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit (In other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular income payments also reduce the Account Value). This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of withdrawals to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE ® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:

• i4LIFE ® Account Value before market decline	$135,000
• i4LIFE ® Account Value after market decline	$100,000
• Guaranteed Income Benefit	$810
• Regular Income Payment after market decline	$769
• Account Value after market decline and Guaranteed Income Benefit payment	$99,190

The contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

If you purchased the Guaranteed Income Benefit (version 3) on or after January 20, 2009, the Guaranteed Income Benefit will automatically step-up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. If you purchased the Guaranteed Income Benefit (version 2) prior to January 20, 2009, the Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every periodic income commencement date anniversary during either a 5-year step-up period (version 3) or every third periodic income commencement date anniversary for a 15 year step-up period (version 2). At the end of a step-up period, you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. Step-ups for qualified contracts, including IRAs, will occur on a calendar year basis.

At the time of a reset of the step-up period the i4LIFE ® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change every five years for version 3 of the Guaranteed Income Benefit or every 15 years for version 2 of the Guaranteed Income Benefit. If we automatically administer a new step-up period for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary. If we receive this notice, we will decrease the percentage charge to the amounts they were before the step-up occurred. Increased fees collected during the 30 day period will be refunded into your contract. You will have no more step-ups unless you notify us that you wish to start a new step-up period. i4LIFE ® Advantage charges are in addition to the Guaranteed Income Benefit Charges.

If you have an older version of the Guaranteed Income Benefit (Version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for sale.

The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See below in General i4LIFE® Provisions for an example.

Impacts to i4LIFE ® Advantage Regular Income Payments. When you select the i4LIFE ® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:

•	A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
•
The minimum Access Period required for this benefit is the longer of 15 years or the difference between your age (nearest birthday) and age 85. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.

•	The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIF ® Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE ® Advantage Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER® Guaranteed Income Benefit section.

The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:

•	the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
•	a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or
•	upon written notice to us; or
•	assignment of the contract.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE ® Advantage Guaranteed Income Benefit and not the i4LIFE ® Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE ® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE ® Advantage Guar- anteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE ® Advantage regular income payments will be recalculated. The i4LIFE ® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.

General i4LIFE ® Provisions

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The interest adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit payments:

• i4LIFE ® Regular Income Payment before Withdrawal	$ 1,200
• Guaranteed Income Benefit before Withdrawal	$ 900
• Account Value at time of Additional Withdrawal	$150,000
• Additional Withdrawal	$ 15,000	(a 10% withdrawal)

Reduction in i4LIFE ® Regular Income payment for Withdrawal = $1,200 X 10% = $120 i4LIFE ® Regular Income payment after Withdrawal = $1,200 - $120 = $1,080

Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90 Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The interest adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE ® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE ® Advantage death benefit will terminate and you may choose the Guarantee of Principal (if you had the i4LIFE ® Advantage Guarantee of Principal death benefit) or Account Value death benefit options. Upon termination, we will stop assessing the charge for i4LIFE ® Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE ® Advantage.

For non-qualified contracts, you may not terminate i4LIFE ® Advantage once you have elected it.

4LATER® Advantage

4LATER® Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER® Advantage, you must elect i4LIFE® with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of these riders may limit how much you can invest in certain subaccounts. See The Contracts- Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER® Advantage charge.

4LATER ® Advantage Before Payouts Begin

The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.

Income Base. The Income Base is a value established when you purchase 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATER® at the time you purchase the contract, the Income Base initially equals the purchase payments. If you elect 4LATER® after we issue the contract, the Income Base will initially equal the contract value on the 4LATER® Effective Date. Additional purchase payments automatically increase the Income Base by the amount of the gross purchase payments. Additional purchase payments will not be allowed if the contract value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount with- drawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the contract value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for purchase payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any gross purchase payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the gross purchase payment, plus 15% of that purchase payment.

Example:

Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$ 10,000
Income Base	$110,000
Future Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Income Base (after 1st Waiting Period)	$126,500
New Future Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)

Any purchase payments made after the 4LATER ® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.

Example:

Income Base	$100,000
Purchase Payment in Year 2	$ 10,000
New Income Base	$110,000
Future Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) + ($10,000 x 100%) +
		(10,000 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$125,500
New Future Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATER ® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER ® Effective Date. The Maxi- mum Income Base will be increased by 200% of any additional gross purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the annuitant.

After a reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

Example:

Income Base	$100,000	Maximum Income Base	$200,000
Purchase Payment in Year 2	$ 10,000	Increase to Maximum Income Base	$ 20,000
New Income Base	$110,000	New Maximum Income Base	$220,000
Future Income Base after Purchase Payment	$125,500	Maximum Income Base	$220,000

Income Base (after 1st Waiting Period	$125,500
Future Income Base (during 2nd Waiting Period	$144,325	Maximum Income Base	$220,000

Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200

After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$112,950
Future Income Base	$129,892	Maximum Income Base	$198,000

Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATER ® Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE ® Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER ® Effective Date and starting with each anniversary of the 4LATER ® Effective Date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

Eligibility. To purchase 4LATER ® Advantage, the annuitant must be age 80 or younger. If you plan to elect i4LIFE ® Advantage within three years of the issue date of 4LATER ® Advantage, you will not receive the benefit of the Future Income Base.

4LATER® Rider Effective Date. If 4LATER® is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER® is elected after the contract is issued (by sending a written request to our Home office), then it will be effective on the next valuation date following approval by us.

4LATER® Guaranteed Income Benefit

When you are ready to elect i4LIFE® Advantage regular income payments, the greater of the Income Base accumulated under 4LATER ® or the contract value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage regular income payments. See Charges and Other Deductions for a discussion of the 4LATE ® Guaranteed Income Benefit charge.

The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value (or Guaranteed Amount if applicable) on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER® Rider. If the contract value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage regular income payment.

If the amount of your i4LIFE® Advantage regular income payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER ® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER ® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIF ® Advantage regular income payment. If your regular income payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:

• i4LIFE ® Account Value before market decline	$135,000
• i4LIFE ® Account Value after market decline	$100,000
• Guaranteed Income Benefit	$810
• Regular Income Payment after market decline	$769
• Account Value after market decline and Guaranteed Income Benefit payment	$99,190

If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no death benefit will be paid.

If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATER ® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.

The 4LATER ® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATER ® Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER® Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge to the amounts they were before the step-up occurred. Increased fees collected during the 30 day period will be refunded into your contract.

Additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATER ® Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE ® Advantage Regular Income Payments. At the time you elect i4LIFE® Advantage, you also select the Access Period. See i4LIFE ® Advantage – Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE ® Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER® Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER® Advantage, subject to the terms in your rider. (Note: i4LIFE® Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATER ® Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER ® Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATER ® Rider will terminate.

When you make your 4LATER ® Guaranteed Income Benefit and i4LIFE ® Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE ® Advantage regular income payments. Once you have elected 4LATER ®, the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

Assume:

i4LIFE ® Advantage remaining Access Period = 10 years Current i4LIFE ® Advantage regular income payment = $6375 Current 4LATER ® Guaranteed Income Benefit = $5692

Extend Access Period 5 years:

i4LIFE ® Advantage regular income payment after extension = $5355

Percentage change in i4LIFE ® Advantage regular income payment = $5355 ÷ $6375 = 84% New 4LATER ® Guaranteed Income Benefit = $5692 x 84% = $4781

General Provisions of 4LATER ® Advantage

Termination. After the later of the third anniversary of the 4LATER® Rider Effective Date or the most recent Reset, the 4LATE ® Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATER® will automatically terminate upon any of the following events:

•	termination of the contract to which the 4LATER ® Rider is attached;
•	the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
•	the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner), including the assignment of the contract.

After the periodic income commencement date, the 4LATER ® Rider will terminate due to any of the following events:

•	the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
•	a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATER ® Guaranteed Income Benefit and not the i4LIFE ® Advantage election, unless otherwise specified.

If you terminate 4LATER ® prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATER ® or purchase the Lincoln SmartSecurity ® Advantage or Lincoln Lifetime IncomeSM Advantage.  If you terminate the 4LATER ® Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE ® Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE ® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Availability. The availability of 4LATER ® will depend upon your state's approval of the 4LATER® Rider. Check with your registered representative regarding availability. You cannot elect 4LATER® after an annuity payout option or i4LIFE® Advantage has been elected, and it cannot be elected on contracts that currently have Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage.

Contractowners who drop Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage and elect 4LATER ® will not carry their Guaranteed Amount over into the new 4LATER®. The 4LATER® Income Base will be established based on the contractowner's contract value on the Effective Date of 4LATER®. Contractowners who drop Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage will have to wait one year before they can elect 4LATER®. See The Contracts – Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage.

Annuity Payouts

When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the annuitant's 90th birthday. However, you must elect to receive annuity payouts by the annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

Annuity Options

The annuity options outlined below do not apply to contractowners who have elected i4LIFE ® Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option or the Guaranteed Amount Annuity Payout option.

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable Annuity Payouts) equal to the excess, if any, of:

•	the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
•	the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home Office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.

General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:

•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.

Variable Annuity Payouts

Variable annuity payouts will be determined using:

•	The contract value on the annuity commencement date, less applicable premium taxes;
•	The annuity tables contained in the contract;
•	The annuity option selected; and
•	The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and
3.	Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5%, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

Fixed Side of the Contract

Net purchase payments and contract value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Contracts issued in certain states or those contracts issued prior to August 15, 2003 may guarantee a higher minimum rate of interest. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the interest adjustment and other charges (see Interest Adjustment and Charges and Other Deductions.). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. Older versions of the contract may not provide for Guaranteed Periods or an interest Adjustment (below).

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.

Guaranteed Periods

The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

You may allocate net purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting net purchase payments into one or more guaranteed periods at any time. The minimum amount of any gross purchase payment that can be allocated to a fixed subaccount is $2,000. Each net purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period net purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable account fees and premium taxes.

We will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.

Interest Adjustment

Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing , regular income payments under i4LIFE ® Advantage or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity ® Advantage) will be subject to the interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of contract value from a fixed subaccount will be increased or decreased by an interest adjustment, unless the transfer, withdrawal or surrender is effective:

•	during the free look period (See Return Privilege)
•	on the expiration date of a guaranteed period
•	as a result of the death of the contractowner or annuitant
•
subsequent to the diagnosis of a terminal illness of the contractowner. Diagnosis of the terminal illness must be after the contract date and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.

•
subsequent to the admittance of the contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the contract date and continue for 90 consecutive days prior to the surrender or withdrawal.

•	subsequent to the permanent and total disability of the contractowner if such disability begins after the contract date and prior to the 65th birthday of the contractowner.
•	upon annuitization of the contract.

These provisions may not be applicable to your contract or available in your state. Please check with your investment representative regarding the availability of these provisions.

In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a net purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the net purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the net purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the net purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.

The interest adjustment is calculated by multiplying the transaction amount by:

(1+A)n n	–1
(1+B+K )
where:

A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.

n = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.

Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:

•
your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;

•	no gross purchase payments have been received for two (2) full, consecutive contract years; and
•	the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional gross purchase payments to bring your contract value above the minimum level to avoid surrender.

Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:

•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect contractowners.

Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.

Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, without a new sales charge.

This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).

Distribution of the Contracts

Lincoln Financial Distributors, Inc. ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation ("LFA"), also an affiliate of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.

Compensation Paid to LFA. The maximum commission the Principal Underwriter pays to LFA is 5.00% of purchase payments. LFA may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFA is 5.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.

Lincoln Life also pays for the operating and other expenses of LFA, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives a portion of the commissions received for their sales of contracts. LFA sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, LFA sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFA sales representatives and/or their managers qualify for such benefits. LFA sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFA, is 5.00% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 5.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.

LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.

Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.

These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2008 is contained in the SAI.

Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.

Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-800-942-5500.

Federal Tax Matters

Introduction

The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.

Tax Deferral On Earnings

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. How- ever, for this general rule to apply, certain requirements must be satisfied:

•	An individual must own the contract (or the tax law must treat the contract as owned by an individual).
•	The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts Not Owned By An Individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust.

Some exceptions to the rule are:

•
Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of an employer that owns a contract to provide deferred compensation for its employees;

•
Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;

•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.

Investments in the VAA Must Be Diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract gross purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions

Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Loss of Interest Deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.

Age At Which Annuity Payouts Begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.

Tax Treatment of Payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of Withdrawals and Surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your gross purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your gross purchase payments. In certain circumstances, your gross purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has Lincoln SmartSecurity® Advantage, and if your Guaranteed Amount immediately before a withdrawal exceeds your account value, the tax law could require that an additional amount be included in income. Please consult your tax adviser.

Taxation of Annuity Payouts

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the gross purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.

Taxation of Death Benefits

We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:

•	If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
•	If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:

•
If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

•	If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of gross purchase payments not previously received.

Penalty Taxes Payable on Withdrawals, Surrenders or Annuity Payouts

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:

•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the tax law),
•	you receive from an immediate annuity,
•	a beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).

Special Rules If You Own More Than One Annuity Contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.

Loans and Assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.

Gifting A Contract

If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your gross purchase payments not previously received. The new owner's gross purchase payments in the contract would then be increased to reflect the amount included in income.

Charges for Additional Benefits

Your contract automatically includes a basic death benefit and may include other optional riders. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your con- tract. It is possible that the tax law may treat all or a portion of the death benefit and other rider charges, if any, as a contract withdrawal.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of Qualified Contracts and Terms of Contracts

Qualified plans include the following:

•	Individual Retirement Accounts and Annuities ("Traditional IRAs")
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Pursuant to new tax regulations, starting September 24, 2007, the contract is not available for purchase under a 403(b) plan and since July 31, 2008, we do not accept additional premiums or transfers to existing 403(b) contracts. Also, we now are generally required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer processing payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Tax Treatment of Qualified Contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example:

•
Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.

•	Minimum annual distributions are required under most qualified plans once you reach a certain age. Typically age 70½, as described below.
•
Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax Treatment of Payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include gross purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Required Minimum Distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 70½ or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, Lincoln SmartSecurity® Advantage, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.

Congress enacted The Worker, Retiree, and Employer Recovery Act of 2008 (the Act) in December, 2008. The Act includes a number of relief provisions, including the suspension of the RMD requirement for IRAs and certain qualified plans in 2009. You should consult your tax advisor to determine whether the RMD relief applies to your annuity contract. If your RMD is currently paid automatically each year, Lincoln will not make any changes to your payments for 2009 unless you specifically request that a change be made.

Federal Penalty Taxes Payable On Distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

•	received on or after the annuitant reaches 59½,
•	received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
•	received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
•	received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non- governmental tax-exempt plans. The Pension Plan Act permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.

Death Benefit and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.

Our Tax Status

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does not expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the Law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Additional Information

Voting Rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each contractowner provide their voting instructions to us. Even though contractowners may choose not to provide voting instruction, the shares of a fund to which such contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home office at PO Box 7866, 1300 S. Clinton Street, Fort Wayne, IN 46801-7866. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the gross purchase payment(s) or contract value as of the valuation date we receive, the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of gross purchase payments or contract value as of the valuation date.

State Regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.

Restrictions Under the Texas Optional Retirement Program

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

•	Termination of employment in all institutions of higher education as defined in Texas law;
•	Retirement; or
•	Death.

Accordingly, a participant in the ORP will be required to obtain a certificate of termination from their employer before accounts can be redeemed.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.

Other Information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.

Special Arrangements

At times, we may offer variations of the contracts described in this prospectus to existing owners as part of an exchange program. Contracts purchased through this exchange offer may impose different fees and expenses and provide certain additional benefits from those described in this prospectus.

Legal Proceedings

In the ordinary course of its business, Lincoln Life, the VAA, and the principal underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of Lincoln Life, the financial position of the VAA, or the principal underwriter.

Contents of the Statement of Additional Information (SAI) for Lincoln National Variable Annuity Account H

Item

Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
Additional Services
Other Information
Financial Statements

For a free copy of the SAI complete the form below.

Statement of Additional Information Request Card
American Legacy® Shareholder's Advantage A Class
Lincoln National Variable Annuity Account H
................................................................................................................................................................................

Please send me a free copy of the current Statement of Additional Information for Lincoln National Variable Annuity Account H (American Legacy® Shareholder's Advantage).

(Please Print)

Name:

Address:

City:                                                                            State:                                  Zip:

Mail to The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, Indiana 46801.

Appendix A - Condensed Financial Information

Accumulation Unit Values

The following information relates to accumulation unit values and accumulation units for contracts purchased before June 5, 2005 for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.

[To Be Filed by Amendment]

Appendix B - Condensed Financial Information

Accumulation Unit Values

The following information relates to accumulation unit values and number of accumulation units for contracts purchased after June 5, 2005 (or later in those states that have not approved the contract changes) for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.

[To Be Filed by Amendment]

PART A

Supplements to the prospectuses for the American Legacy Shareholder's Advantage and American Legacy Shareholder's Advantage A Class variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-63505) filed on June 22, 2009.

Supplements to the prospectuses for the American Legacy Shareholder’s Advantage and American Legacy Shareholder’s Advantage A Class variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-63505) filed on October 2, 2009.

Supplements to the prospectuses for the American Legacy Shareholder’s Advantage and American Legacy Shareholder’s Advantage A Class variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-63505) filed on November 9, 2009.

Supplements to the prospectuses for the American Legacy Shareholder’s Advantage and American Legacy Shareholder’s Advantage A Class variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 333-63505) filed on December 7, 2009.

Supplements to the prospectuses for the American Legacy Shareholder's Advantage and American Legacy Shareholder's Advantage A Class variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 32 (File No. 333-63505) filed on December 18, 2009.

PART B

The Statement of Additional Information for the American Shareholder’s Advantage variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009, and to the definitive 497 filing as filed on May 4, 2009.

The Statements of Additional Information for the American Shareholder’s Advantage and American Legacy Shareholder’s Advantage A Class variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-63505) filed on May 28, 2009.

Supplements to the Statements of Additional Information for the American Shareholder’s Advantage and American Legacy Shareholder’s Advantage A Class variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-63505) filed on June 22, 2009.

Lincoln National Variable Annuity Account H
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A
The Table of Condensed Financial Information is included in Part A of this registration statement. (To Be Filed by Amendment)

2. Part B
The following financial statements for the Variable Account are included in Part B of this registration statement. (To Be Filed by Amendment)

Statement of Assets and Liabilities - December 31, 2009
Statement of Operations - Year ended December 31, 2009
Statements of Changes in Net Assets - Years ended December 31, 2009 and 2008
Notes to Financial Statements - December 31, 2009
Report of Independent Registered Public Accounting Firm

3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this registration statement. (To Be Filed by Amendment)

Consolidated Balance Sheets - Years ended December 31, 2009 and 2008
Consolidated Statements of Income - Years ended December 31, 2009, 2008, and 2007
Consolidated Statements of Shareholder's Equity - Years ended December 31, 2009, 2008, and 2007
Consolidated Statements of Cash Flows - Years ended December 31, 2009, 2008, and 2007
Notes to Consolidated Financial Statements - December 31, 2009
Report of Independent Registered Public Accounting Firm

(b)	List of Exhibits

(1)
Resolution of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 033-27783) filed on December 5, 1996.

(2)	None.

(3)	(a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

(b)
Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment 24 (File No. 333-61554) filed on December 18, 2007.

(4)	(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-63505) filed on November 25, 1998.

	(b)	Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

	(c)	Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

	(d)	EEB Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-63505) filed on April 10, 2001.

	(e)	Variable Annuity Income Rider (I4LQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333- 63505) filed on April 17, 2002.

	(f)	Variable Annuity Income Rider (I4LNQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333- 63505) filed on April 17, 2002.

(g)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333- 63505) filed on October 11, 2002.

(h)	Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333- 63505) filed on October 11, 2002.

(i)	IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 63505) filed on April 24, 2003.

(j)	IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(k)	Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(l)	Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(m)	Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 7(File No. 333- 63505) filed on April 24, 2003.

(n)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 63505) filed on April 24, 2004.

(o)	Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(p)	Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(q)	Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(r)	Section 403(b) Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 63505) filed on April 24, 2003.

(s)	Accumulated Benefit Enhancement Rider (32414) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(t)	Estate Enhancment Death Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(u)	Enhanced Guaranteed Minimum Death Benefit Rider (32149) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(v)	Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505 filed on April 24, 2003.

(w)	Variable Annuity Income Rider (I4LA NQ PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

(x)	Variable Annuity Income Rider (I4LA Q PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

(y)	Variable Annuity Contract (30070 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333- 63505) filed on April 8, 2004.

(z)	Annuity Payment Option Rider (32145 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

(aa)	Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-18419) filed on June 9, 2004.

(bb)	Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(cc)	Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(dd)	Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

	(ee)	Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

	(ff)	Guaranteed Income Later Rider (4LATER 2/06) incorporated herein to Post-Effective Amendment No. 23 (File No. 333- 36316) filed on April 4, 2006.

	(gg)	Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(hh)	Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(ii)	Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(jj)	Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

	(kk)	Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(ll)	Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(mm)	Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333- 63505) filed on December 21, 2006.

	(nn)	Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-63505) filed on April 10, 2007.

	(oo)	Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-63505) filed on April 10, 2007.

	(pp)	Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

	(qq)	Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(rr)	Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(ss)	Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(tt)	Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(uu)	SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on December 7, 2009.

(5)	(a) Application (ALSA 1/08) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-63505) filed on April 8, 2008.

	(b)	Application for fee-based option (ALSAFB 1/08) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-63505) filed on April 8, 2008.

(6)	(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

	(b)	By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)
(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

(b)
Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(8)
(a) Fund Participation Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(b)
Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(c)
Rule 22c-2 Agreement between The Lincoln National Life Insurance Company and American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9)
Opinion and Consent of Jeremy Sachs, Senior Counsel, The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

(10)	(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (To Be Filed by Amendment)

(b)
Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(11)	Not applicable

(12)	Not applicable

(13)	Organizational Chart of The Lincoln National Insurance Holding Company System

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account H as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Chuck C. Cornelio**	Executive Vice President, Chief Administrative Officer
Frederick J. Crawford**	Executive Vice President, Chief Financial Officer and Director
Larry A. Samplatsky***	Vice President and Chief Compliance Officer
Mark E. Konen****	Senior Vice President and Director
Keith J. Ryan*	Vice President and Director
Charles A. Brawley, III**	Vice President, Secretary and General Counsel
Rise' C.M. Taylor*	Vice President and Treasurer
*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, CT 06103
****Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners
As of November 30, 2009 there were 367,000 contract owners under Account H.

Item 28. Indemnification
(a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings. In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter
(a)
Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lin- coln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Anant Bhalla*	Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Vice President and Director
James Ryan*	Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Director
Thomas O'Neill*	Director
Linda E. Woodward***	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings
(a)
Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d)
Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

(e)
Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 33.
For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

SIGNATURES

a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 25th day of January, 2010.

Lincoln National Variable Annuity Account H (Registrant)
American Legacy Shareholder's Advantage
American Legacy Shareholder's Advantage A Class

By:	/s/ Delson R. Campbell
Delson R. Campbell
Assistant Vice President, The Lincoln National Life Insurance Company
(Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Brian A. Kroll
Brian A. Kroll
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on January 25, 2010.
Signature	Title
*	President and Director (Principal Executive Officer)
Dennis R. Glass
*	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford	(Principal Financial Officer)
*	Executive Vice President and Chief Adminstrative Officer
Charles C. Cornelio
*	Senior Vice President and Director
Mark E. Konen
*
vacant
*	Vice President and Director
Keith J. Ryan

*By:/s/ Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell